As filed with the Securities and Exchange Commission on May 20, 1998
                                                      Registration No. 333-29043
                                                               File No. 811-8245

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 -------------
                                   FORM N-1A
                            REGISTRATION STATEMENT
                                   Under the
                             SECURITIES ACT OF 1933                         [X]

                           Pre-Effective Amendment No.                      [ ]
                         Post-Effective Amendment No. 1                     [X]

                                     and/or

                            REGISTRATION STATEMENT
                                   Under the
                         INVESTMENT COMPANY ACT OF 1940                     [X]

                                Amendment No. 5                             [X]

                        (Check appropriate box or boxes)

                                 -------------
                          Phoenix Equity Series Fund
               (Exact Name of Registrant as Specified in Charter)
                                 -------------
                  101 Munson Street, Greenfield, Massachusetts           01301
                     (Address of Principal Executive Offices)         (Zip Code)

                                 (800) 243-1574
              (Registrant's Telephone Number, including Area Code)

                                 -------------
                              Thomas N. Steenburg
                     Vice President, Counsel and Secretary

                       Phoenix Investment Partners, Ltd.
                              56 Prospect Street
                       Hartford, Connecticut 06115-0479
                    (name and address of Agent for Service)


                                 -------------

It is proposed that this filing will become effective (check appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b)
 [X] on May 22, 1998 pursuant to paragraph (b)
 [ ] 60 days after filing pursuant to paragraph (a)(1)
 [ ] on (date) pursuant to paragraph (a)(1)
 [ ] 75 days after filing pursuant to paragraph (a)(2)
 [ ] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           PHOENIX EQUITY SERIES FUND


                   Cross Reference Sheet Pursuant to Rule 495
                        Under the Securities Act of 1993


                                     PART A
                       Information Required in Prospectus



                          Item Number                             Prospectus Caption
---------------------------------------------------------------   -----------------------------------------------------
  1.     Cover Page ...........................................   Cover Page
  2.     Synopsis .............................................   Introduction; Fund Expenses
  3.     Condensed Financial Information ......................   Financial Highlights
  4.     General Description of Registrant ....................   Introduction; Investment Objective
                                                                  and Policies; Additional Information
  5.     Management of the Funds ..............................   Management of the Funds
 5A.     Management's Discussion of Fund Performance ..........   Performance Information
  6.     Capital Stock and Other Securities ...................   Dividends, Distributions and Taxes; Net Asset Value;
                                                                  How to Buy Shares; Additional Information
  7.     Purchase of Securities Being Offered .................   How to Buy Shares; Distribution Plans; Net Asset
                                                                  Value; Investor Account Services
  8.     Redemption or Repurchase .............................   How to Redeem Shares
  9.     Pending Legal Proceeding .............................   Not Applicable


                                     PART B
          Information Required in Statement of Additional Information



                             Item Number                                 Statement of Additional Information Caption
----------------------------------------------------------------------   ------------------------------------------------------
10.     Cover Page ...................................................   Cover Page
11.     Table of Contents ............................................   Table of Contents
12.     General Information and History ..............................   Cover Page; The Trust
13.     Investment Objectives and Policies ...........................   Cover Page; Investment Objectives and
                                                                         Policies; Investment Restrictions
14.     Management of the Funds ......................................   The Investment Advisers; Trustees and Officers; Other
                                                                         Information
15.     Control Persons and Principal Holders of Securities ..........   Directors and Officers
16.     Investment Advisory and Other Services .......................   The Investment Advisers
17.     Brokerage Allocation .........................................   Portfolio Transactions and Brokerage
18.     Capital Stock and Other Securities ...........................   Net Asset Value; How to Buy Shares
19.     Purchase, Redemption and Pricing of Securities                   How to Buy Shares; Investor Account Services;
        Being Offered ................................................   Redemption of Shares; Net Asset Value
20.     Tax Status ...................................................   Dividends, Distributions and Taxes
21.     Underwriter ..................................................   The Distributor
22.     Calculations of Performance Data .............................   Performance Information
23.     Financial Statements .........................................   Not Applicable



                                     PART C

The information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

PHOENIX
      FUNDS



Prospectus                             May 22, 1998

                                       [arrow] PHOENIX CORE EQUITY FUND

                                       [arrow] PHOENIX GROWTH AND
                                               INCOME FUND






[PHOENIX   PHOENIX
 LOGO]     INVESTMENT PARTNERS

                           PHOENIX CORE EQUITY FUND
                         PHOENIX GROWTH AND INCOME FUND
                               101 Munson Street
                              Greenfield, MA 01301

                                   PROSPECTUS

                                  May 22, 1998



     Phoenix Core Equity Fund (the "Core Equity Fund" or "Fund") seeks long-term capital appreciation by investing in common stocks.

     Phoenix Growth and Income Fund (the "Growth and Income Fund" or "Fund") seeks dividend growth, current income and capital appreciation by investing in common stocks.

     Phoenix Equity Series Fund (the "Trust") is an open-end management investment company whose shares are offered in two series (each a "Fund" and collectively the "Funds"). Each Fund represents an investment in a separate diversified fund with its own investment objectives and policies designed to meet its specific investment goals. There can be no assurance that any Fund will achieve its objective.

     This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds, Adviser or Distributor. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state in which, or to any person to whom, it is unlawful to make such offer. Neither the delivery of this Prospectus nor any sale hereunder shall, under any circumstances, create any implication that information herein is correct at any time subsequent to its date. Investors should read and retain this Prospectus for future reference. Additional information about the Funds and the Trust is contained in the Statement of Additional Information, dated May 22, 1998, which has been filed with the Securities and Exchange Commission (the "Commission") and is available upon request at no charge by calling (800) 243-4361 or by writing to Phoenix Equity Planning Corporation at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.

     The Commission maintains a web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

     Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union, or affiliated entity, and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency, and involve investment risk, including possible loss of principal.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                        CUSTOMER SERVICE: (800) 243-1574
                           MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY) (800) 243-1926

                               TABLE OF CONTENTS




                                                    Page
                                                   -----
INTRODUCTION .....................................   3
FUND EXPENSES ....................................   4
FINANCIAL HIGHLIGHTS .............................   6
PERFORMANCE INFORMATION ..........................   8
INVESTMENT OBJECTIVES AND POLICIES ...............   8
INVESTMENT TECHNIQUES AND RELATED RISKS ..........   9
INVESTMENT RESTRICTIONS ..........................  14
PORTFOLIO TURNOVER ...............................  14
MANAGEMENT OF THE FUNDS ..........................  14
DISTRIBUTION PLANS ...............................  16
HOW TO BUY SHARES ................................  18
INVESTOR ACCOUNT SERVICES ........................  21
NET ASSET VALUE ..................................  23
HOW TO REDEEM SHARES .............................  23
DIVIDENDS, DISTRIBUTIONS AND TAXES ...............  24
ADDITIONAL INFORMATION ...........................  25

                                 INTRODUCTION

     This Prospectus describes certain of the shares offered by and the operations of Phoenix Equity Series Fund (the "Trust"). The Trust is a diversified, open-end management investment company established as a Massachusetts business trust. Shares of the Trust are divided into two series, each a "Fund" and collectively the "Funds." Each Fund has a different investment objective, and is designed to meet different investment needs.

The Investment Advisers

     Duff & Phelps Investment Management Co. ("DPIM" or the "Adviser") serves as investment adviser to the Core Equity Fund and Phoenix Investment Counsel, Inc. ("PIC" or the "Adviser") serves as investment adviser to the Growth and Income Fund. DPIM and PIC are subsidiaries of Phoenix Investment Partners, Ltd. (previously known as Phoenix Duff & Phelps Corporation). See "Management of the Fund" for a description of the Investment Advisory Agreements and management fees.


Distributor and Distribution Plans

     Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as national distributor of the Funds' shares. See "Distribution Plans" and the Statement of Additional Information. Equity Planning also acts as financial agent of the Funds and as such receives a fee. See "The Financial Agent." Equity Planning also serves as the Funds' transfer agent. See "The Custodian and Transfer Agent."


     The Funds have adopted amended and restated distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") for all classes of all Funds. Pursuant to the distribution plan adopted for Class A Shares, Class B Shares, Class C Shares and Class M Shares, the Funds pay the Distributor 0.25% of the average daily net assets of each Class for furnishing shareholder services (the "Service Fee") and for Class B, C and M Shares the Funds will reimburse the Distributor up to a maximum annual rate of 0.75%, 0.75% and 0.25%, respectively, of the average daily net assets of each Class for distribution expenditures incurred in connection with the sale and promotion of each Class of Shares of each Fund. See "Distribution Plans."


Purchase of Shares

     Each Fund currently offers four classes of shares which may be purchased at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed (i) at the time of the purchase ("Class A Shares" and "Class M Shares") or (ii) on a contingent deferred basis ("Class B Shares" and "Class C Shares"). Class M Shares are currently closed to new investors.

     Class A and M Shares are offered to the public at the next determined net asset value after receipt of the order by State Street Bank and Trust Company ("State Street Bank"), or an authorized agent, plus a sales charge. The maximum initial sales charge is 4.75% and 3.50%, respectively, of the offering price on single purchases of less than $50,000. The sales charges are reduced on a graduated scale on single purchases of $50,000 or more.

     Class B and C Shares are offered to the public at the next determined net asset value after receipt of an order by State Street Bank, or an authorized agent with no sales charge. Class B Shares are subject to a sales charge if they are redeemed within five years of purchase. Class C Shares redeemed within one year of purchase are subject to a 1% sales charge.

     Shares of each Class represent an identical interest in the investment portfolio of a Fund and have the same rights. For more information on fees and charges applicable for each Fund and Class, refer to "Fund Expenses" and "Alternative Purchase Arrangements."

     Completed applications for the purchase of shares should be mailed to the Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. See "How to Buy Shares."

Minimum Initial and Subsequent Investments

     The minimum initial investment is $500 ($25 if using the bank draft investment program designated "Investo-Matic") and the minimum subsequent investment is $25. Exceptions to the minimum and subsequent investment amounts are available under certain circumstances. See "How to Buy Shares."


Redemption of Shares


     Class A and M Shares of a Fund may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by State Street Bank. Class B and C shareholders redeeming shares within certain time periods of the date of purchase will normally be assessed a contingent deferred sales charge. See "How to Redeem Shares."

Risk Factors

     There can be no assurances that a Fund will achieve its investment objectives. As a result of each Fund's substantial investment in the stock market, the net asset value of a Fund's shares will fluctuate significantly in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which each Fund invests.

     See "Investment Objectives and Policies" and "Investment Techniques and Related Risks" for more information on relevant risks.

                                 FUND EXPENSES


     The following table illustrates all fees and expenses a shareholder is expected to incur. The expenses and fees set forth in the table were for the period ended February 28, 1998 and have been pro-rated to reflect a full year of operation.




                                                                     Core Equity Fund
                                    ----------------------------------------------------------------------------------
                                       Class A                   Class B                     Class C          Class M
                                        Shares                    Shares                      Shares          Shares
Shareholder Transaction
 Expenses
 Maximum Sales Load Imposed
  on Purchases (as a percentage
  of offering price)                     4.75%                    None                        None              3.50%
 Maximum Sales Load Imposed
  on Reinvested Dividends               None                      None                        None             None
 Deferred Sales Load (as a              None          5% during the first year,          1% during the         None
  percentage of original                              decreasing 1% annually to 2%         first year
  purchase price or                                   during the fourth and fifth
  redemption proceeds,                                years; decreasing to 0% after
  as applicable)                                      the fifth year
 Redemption Fee                         None                      None                        None             None
 Exchange Fee                           None                      None                        None             None

Annual Fund Operating
 Expenses
 (as a percentage of average net
 assets)
 Management Fees                         0.75%                    0.75%                       0.75%            0.75%
 12b-1 Fees (a)                          0.25%                    1.00%                       1.00%            0.50%
 Other Expenses (After Expense
  Reimbursement) (b)                     0.25%                    0.25%                       0.25%            0.25%
                                        -----                     ----                        ----             -----
 Total Fund Operating Expenses           1.25%                    2.00%                       2.00%            1.50%
                                        =====                     ====                        ====             =====




                                                                  Growth and Income Fund
                                    ----------------------------------------------------------------------------------
                                       Class A                   Class B                     Class C          Class M
                                        Shares                    Shares                      Shares          Shares
Shareholder Transaction
 Expenses
 Maximum Sales Load Imposed
  on Purchases (as a percentage
  of offering price)                     4.75%                    None                        None            3.50%
 Maximum Sales Load Imposed
  on Reinvested Dividends               None                      None                        None            None
 Deferred Sales Load (as a              None          5% during the first year,           1% during the       None
  percentage of original                              decreasing 1% annually to 2%          first year
  purchase price or                                   during the fourth and fifth
  redemption proceeds,                                years; decreasing to 0% after
  as applicable)                                      the fifth year
 Redemption Fee                         None                      None                        None            None
 Exchange Fee                           None                      None                        None            None

Annual Fund Operating
 Expenses
 (as a percentage of average net
 assets)
 Management Fees                         0.75%                    0.75%                       0.75%           0.75%
 12b-1 Fees (a)                          0.25%                    1.00%                       1.00%           0.50%
 Other Expenses (After Expense
  Reimbursement) (c)                     0.25%                    0.25%                       0.25%           0.25%
                                        -----                     ----                        ----            -----
 Total Fund Operating Expenses           1.25%                    2.00%                       2.00%           1.50%
                                        =====                     ====                        ====            =====


-----------

     (a) "12b-1 Fees" represent an asset based sales charge that, for a long term shareholder, may be higher than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"). 12b-1 fees as stated include a service fee. See "Distribution Plans."

     (b) The Adviser has agreed to reimburse the Core Equity Fund's operating expenses other than Management Fees and Rule 12b-1 Fees for the amount by which such operating expenses of Class A shares, Class B shares, Class C shares and Class M shares exceed 1.25%, 2.00%, 2.00% and 1.50%, respectively, of the average net assets through the fiscal year ended August 31, 1998. Total Fund Operating Expenses for Class A, Class B, Class C and Class M shares are estimated to be 3.02%, 3.77%, 3.77% and 3.27%, respectively, absent such waiver or reimbursement for the fiscal year ended August 31, 1998.

     (c) The Adviser has agreed to reimburse the Growth and Income Fund's operating expenses other than Management Fees and Rule 12b-1 Fees for the amount by which such operating expenses of Class A shares, Class B shares, Class C shares and Class M shares exceed 1.25%, 2.00%, 2.00% and 1.50%, respectively, of the average net assets through the fiscal year ended August 31, 1998. Total Fund Operating Expenses for Class A, Class B, Class C and Class M shares are estimated to be 1.79%, 2.54%, 2.54% and 2.04%, respectively, absent such waiver or reimbursement for the fiscal year ended August 31, 1998.

                                                                                    Cumulative Expenses
                                                                                    Paid for the Period
                                                                             Core Equity         Growth and Income
                                                                                 Fund                  Fund
                                                                                 ----                  ----
Example*                                                                  1 year     3 years     1 year     3 years
--------                                                                 --------   ---------   --------   --------
An investor would pay the following expenses on a hypothetical $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period.
 Class A Shares                                                             $60        $85         $60        $85
 Class B Shares                                                             $60        $83         $60        $83
 Class C Shares                                                             $30        $63         $30        $63
 Class M Shares                                                             $50        $81         $50        $81

An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of each period:
 Class A Shares                                                             $60        $85         $60        $85
 Class B Shares                                                             $20        $63         $20        $63
 Class C Shares                                                             $20        $63         $20        $63
 Class M Shares                                                            $50        $81         $50        $81


*The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. See "Management of the Funds," "Distribution Plans" and "How to Buy Shares."

                              FINANCIAL HIGHLIGHTS

     The following table sets forth certain financial information of the Trust. The Funds' unaudited Financial Statements and notes thereto are incorporated by reference in the Statement of Additional Information. The Statement of Additional Information and the Funds' most recent Semiannual Report (containing additional information relating to each Fund's performance) are available at no charge upon request by calling (800) 243-4361.


                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)
                                Core Equity Fund






                                               Class A                  Class B                Class C                Class M
                                       ----------------------   ---------------------- ---------------------- ----------------------
                                           From Inception           From Inception         From Inception         From Inception
                                             9/25/97 to               9/25/97 to             9/25/97 to             9/25/97 to
                                               2/28/98                  2/28/98                2/28/98                2/28/98
                                             (Unaudited)              (Unaudited)            (Unaudited)            (Unaudited)
                                       ----------------------   ---------------------- ---------------------- ----------------------
Net asset value, beginning of period         $ 10.00                  $ 10.00                $ 10.00                $ 10.00
Income from investment operations(1)
 Net investment income (loss)                   0.01(2)(3)              (0.02)(2)(3)           (0.02)(2)(3)            0.00(2)(3)
 Net realized and unrealized gain               1.27                     1.26                   1.26                   1.26
                                             -------                  -------                -------                -------
  Total from investment operations              1.28                     1.24                   1.24                   1.26
                                             -------                  -------                -------                -------
Less distributions
 Dividends from net investment income          (0.04)                   (0.03)                 (0.03)                 (0.02)
 Dividends from net realized gains                --                       --                     --                     --
                                             -------                  -------                -------                -------
  Total distributions                          (0.04)                   (0.03)                 (0.03)                 (0.02)
                                             -------                  -------                -------                -------
Change in net asset value                       1.24                     1.21                   1.21                   1.24
                                             -------                  -------                -------                -------
Net asset value, end of period               $ 11.24                  $ 11.21                $ 11.21                $ 11.24
                                             =======                  =======                =======                =======
Total return(4)                                12.82%(5)                12.43%(5)              12.42%(5)              12.65%(5)
Ratios/supplemental data:
Net assets, end of period (thousands)        $ 8,761                  $ 3,656                $ 1,157                $   114
Ratio to average net assets of:
 Operating expenses                             1.25%(6)                 2.00%(6)               2.00%(6)               1.50%(6)
 Net investment income (loss)                   0.32%(6)                (0.52%)(6)             (0.52%)(6)              0.10%(6)
Portfolio turnover                                38%(5)                   38%(5)                 38%(5)                 38%(5)
Average commission rate paid(7)              $0.0500                  $0.0500                $0.0500                $0.0500





---------------
(1) Distributions are made in accordance with the Prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(2) Computed using average shares outstanding.
(3) Includes reimbursement of operating expenses by investment adviser of $0.16, $0.16, $0.16 and $0.16, respectively.
(4) Maximum sales charges are not reflected in the total return calculation.
(5) Not annualized
(6) Annualized
(7) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                            Growth and Income Fund





                                               Class A            Class B            Class C           Class M
                                          ----------------   ----------------   ----------------   ---------------
                                           From Inception     From Inception     From Inception     From Inception
                                             9/25/97 to         9/25/97 to         9/25/97 to         9/25/97 to
                                               2/28/98            2/28/98            2/28/98           2/28/98
                                             (Unaudited)        (Unaudited)        (Unaudited)       (Unaudited)
                                          ----------------   ----------------   ----------------   ---------------
Net asset value, beginning of period        $ 10.00            $ 10.00            $ 10.00            $ 10.00
Income from investment operations(1)
 Net investment income                         0.04(2)            0.02(2)            0.02(2)            0.03(2)
 Net realized and unrealized gain              1.46               1.45               1.45               1.46
                                            -------            -------            -------            -------
  Total from investment operations             1.50               1.47               1.47               1.49
                                            -------            -------            -------            -------
Less distributions
 Dividends from net investment income         (0.04)             (0.03)             (0.03)             (0.03)
 Dividends from net realized gains            (0.03)             (0.03)             (0.03)             (0.03)
                                            -------            -------            -------            -------
  Total distributions                         (0.07)             (0.06)             (0.06)             (0.06)
                                            -------            -------            -------            -------
Change in net asset value                      1.43               1.41               1.41               1.43
                                            -------            -------            -------            -------
Net asset value, end of period              $ 11.43            $ 11.41            $ 11.41            $ 11.43
                                            =======            =======            =======            =======
Total return(3)                               15.06%(4)          14.74%(4)          14.72%(4)          14.97%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)       $18,484            $ 7,550            $ 3,449            $   548
Ratio to average net assets of:
 Operating expenses                            1.25%(5)           2.00%(5)           2.00%(5)           1.50%(5)
 Net investment income                         0.88%(5)           0.12%(5)           0.19%(5)           0.68%(5)
Portfolio turnover                               43%(4)             43%(4)             43%(4)             43%(4)
Average commission rate paid(6)             $0.0326            $0.0326            $0.0326            $0.0326



---------------
 (1) Distributions are made in accordance with the Prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
 (2) Includes reimbursement of operating expenses by investment adviser of $0.11, $0.11, $0.11 and $0.11, respectively.
 (3) Maximum sales charges are not reflected in the total return calculation.
 (4) Not annualized
 (5) Annualized
 (6) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                            PERFORMANCE INFORMATION

     Each Fund may, from time to time, include its yield and total return in advertisements or reports to shareholders or prospective investors. Both yield and total return figures are computed separately for each Class of Shares of each Fund in accordance with formulas specified by the Securities and Exchange Commission and are based on historical earnings and are not intended to indicate future performance.

     The yield of each Fund will be computed by dividing the Fund's net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Fund's yield.

     Standardized quotations of average annual total return for each Class of Shares of a Fund will be expressed in terms of the average annual compound rate of return of a hypothetical investment in such Class of Shares over a period of 1, 5 and 10 years (or up to the life of the Fund). Standardized total return quotations reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A and M Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and C Shares, and assume that all dividends and distributions are reinvested when paid. Each Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures. In addition, each Fund may from time to time publish materials citing historical volatility for shares of that Fund.

     Historical performance data relating to investment returns realized by the Adviser (for Core Equity Fund) and by the portfolio managers of Growth and Income Fund have been included in this prospectus. This information appears under "Management of the Funds" as an illustration of past performance in managing substantially similar accounts as compared to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). (See "Prior Investment Performance of DPIM" and "The Portfolio Managers: Growth and Income Fund.") Investors should not consider this performance data as an indication of past or future performance of the Core Equity Fund or the Growth and Income Fund.

     Each Fund may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, each Fund may compare that Fund's performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of each Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the S&P 500, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange or traded over the NASDAQ National Market System.

     Advertisements, sales literature and other communications may contain information about a Fund or Adviser's current investment strategies and management style. Current strategies and style may change to allow a Fund to respond quickly to changing market and economic conditions. From time to time, a Fund may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, a Fund may separate its cumulative and average annual returns into income and capital gains components.

     Performance information for a Fund reflects only the performance of a hypothetical investment in Class A, Class B, Class C or Class M Shares of the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of its portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine total return for each Fund, see the Statement of Additional Information.

     The Trust's Annual Report, available upon request and without charge, will contain a discussion of the performance of each Fund and a comparison of that performance to a securities market index.

                             INVESTMENT OBJECTIVES
                                 AND POLICIES

     The investment objective of each Fund is a fundamental policy and may not be changed without the approval of a majority of the outstanding shares of each Fund. There can be no assurance that either Fund will achieve its investment objective.

Core Equity Fund

     The Core Equity Fund's investment objective is to seek long-term capital appreciation by investing in a diversified portfolio of common stocks. The Fund seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization. Under normal circumstances, at least 65% of the assets of the Core Equity Fund will be invested in equity securities; however, it is the intention of the Adviser to be fully invested in equity securities. Up to 10% of the total assets of the Core Equity Fund may be invested in securities of foreign issuers.

     The Adviser utilizes a quality driven strategy in pursuit of the Fund's investment objective. The Fund selects large companies based on predictability and consistency of future earnings and dividend growth at a price which is low relative to the stock's historical valuation and the company's future growth prospects. Portfolio risk is controlled through diversification among industries, sectors, and the number of holdings. The Adviser's sell discipline is based on a monitoring of holdings for fundamental change and overvaluation.

     While the Adviser intends to be fully invested, in the event of adverse market conditions the Fund may pursue a policy of retaining cash or investing in high-quality money market instruments with maturities of one year or less, and in repurchases agreements. See "Investment Techniques and Related Risks" for more information on investment practices and risks.

     The Fund commenced operations on September 25, 1997 based on initial capitalization of $5 million provided by Phoenix Home Life Mutual Insurance Company. The experience of the Fund in raising additional capital for investment purposes may directly affect the spectrum of portfolio holdings and performance.

Growth and Income Fund

     The Growth and Income Fund's investment objective is to seek dividend growth, current income, and capital appreciation by investing in common stocks. Under normal circumstances, the Fund is designed to seek a total return that exceeds the total return of the S&P 500 and a dividend yield that exceeds the S&P 500's dividend yield. Under normal circumstances, at least 65% of the Fund's assets will be invested in common stock or other equity securities; however, it is the intention of the Adviser to be fully invested in equity securities.

     The Adviser utilizes a quantitative value strategy in pursuit of the Fund's investment objective. Quantitative value is an active management strategy which involves selection of securities primarily from the equity securities of the 1,500 largest companies traded in the United States, ranked by market capitalization. The Adviser optimizes the portfolio to achieve a desired balance of risk and return potential, including a targeted yield that exceeds the yield of the S&P 500. This strategy seeks securities of companies relatively undervalued and with improving fundamentals.

     The Fund's management strategy may cause its portfolio to be more heavily weighted in some industries than in others. However, the Fund will not invest 25% or more of its total assets in securities of companies whose principal business activities are in the same industry.

     The Fund commenced operations on September 25, 1997 based on initial capitalization of $5 million provided by Phoenix Home Life Mutual Insurance Company. The experience of the Fund in raising additional capital for investment purposes may directly affect the spectrum of portfolio holdings and performance.

     Additional discussion regarding risks involved in investing in the Funds are described in the "Investment Techniques and Related Risks" section below.

                             INVESTMENT TECHNIQUES
                               AND RELATED RISKS

     In addition to the investment policies described above, the Trust may utilize the following investment practices.

Convertible Securities

     The Growth and Income Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. The Fund will invest in convertible securities rated in the four highest categories which are commonly called "investment grade" securities. The Fund may, but is not required to, dispose of convertible securities whose rating falls below investment grade. A detailed listing of rating categories is in the Appendix to the Statement of Additional Information.

Futures and Options Transactions

     Financial Futures and Related Options. Each Fund may enter into financial futures contracts and the Growth and Income Fund may also invest in related options. These investments are intended as a hedge against anticipated changes in the market value of the Fund's portfolio securities or securities which it intends to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures and options are summarized below and are described more fully in the Statement of Additional Information.

     Financial futures contracts consist of interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. See "Foreign Currency Transactions." A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

     Each Fund may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange- or board-traded put and call options on financial futures contracts and may enter into financial futures contracts on foreign currencies.

     Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectation as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist, and the loss from investing in futures contracts is potentially unlimited because the Fund may be unable to close its position. The risk in purchasing an option on a financial futures contract is potentially unlimited. Also, there may be circumstances when the purchase of an option on a financial futures contract could result in a loss while the purchase or sale of the contract would not have resulted in a loss.

     Writing Covered Options. The Growth and Income Fund may, from time to time, write covered call option contracts as a means of increasing the yield on the Fund's portfolio and also as a means of providing limited protection against decreases in the market value of the Fund's portfolio. Options are technically forms of "derivatives" in that their value is dependent upon fluctuations in the value of other securities. Such contracts will be written on securities in which the Fund has authority to invest and on securities indices listed on an organized national securities exchange.

     A call option on a security gives the purchaser of the option the right to buy the underlying security from the writer at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the security during the option period. A call option is "covered" if, throughout the life of the option, (1) the Fund owns the optioned securities, (2) the Fund maintains in a pledged account with its Custodian, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, with a value sufficient to meet its obligations under the call, or (3) if the Fund owns an offsetting call option. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The writer forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund will write only call option contracts when it is believed that the total return to the Fund can be increased through such premiums consistent with the Fund's investment objective.

     The Fund may also write covered call options on securities indices. Through the writing of call index options the Fund can achieve many of the same objectives as through the use of call options on individual securities. Call options on securities indices are similar to call options on a security except that, rather than the right to take delivery of a security at a specified price, a call option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the call option is based is greater than the exercise price of the option. The writing of option contracts is a highly specialized activity which involves investment techniques and risks different from those ordinarily associated with investment companies, and the restrictions listed above would tend to reduce such risks.

     The Fund may purchase options to close out a position (i.e., enter into a "closing purchase transaction" (the purchase of a call option on the same security with the same exercise price and expiration date as the call option which it has previously written on any particular security)). When a security is sold from the Fund's portfolio, the Fund will effect a closing purchase transaction so as to close out any existing call option on that security, realizing a profit or loss depending on whether the amount paid to purchase a call option is less or more than the amount received from the sale thereof. In addition, the Fund may wish to purchase a call option to hedge its portfolio against an anticipated increase in the price of securities it intends to purchase or to purchase a put option to hedge its portfolio against an anticipated decline in securities prices.

     Purchasing Call and Put Options, Warrants and Stock Rights. The Growth and Income Fund may invest in exchange-traded or over-the-counter call and put options on securities and securities indices and foreign currencies.

Purchases of such options may be made for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies or if in the opinion of the Adviser, a hedging transaction is consistent with the Fund's investment objectives. The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transaction costs.

     Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security, rather than an option writer, and they generally have longer expiration dates than call options.

     Over-the-Counter ("OTC") Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and in a wider range of expiration dates and exercise prices, than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Adviser and verified in appropriate cases.

     A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising its OTC option or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

     Restrictions on Use of Futures and Options. Each Fund may enter into futures contracts and the Growth and Income Fund may also engage in options or options on futures contracts, provided that such obligations represent no more than 20% of such Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, each Fund will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options. The extent to which a Fund may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code for qualification as a regulated investment company.

Short-Term Instruments

For liquidity purposes, each Fund may invest in high-quality money market instruments with remaining maturities of one year or less. Such instruments may include U.S. Government Securities, Certificates of Deposit, Commercial Paper and Bankers Acceptances. Each Fund may also invest in repurchase agreements with maturities of seven days or less to generate income from its excess cash balances. Each Fund may invest up to 5% of its net assets in repurchase agreements having maturities of more than seven days (together with any other illiquid securities held). Securities acquired through repurchase agreements will be limited to U.S. Government securities and are subject to resale to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. A repurchase agreement acquired by the Fund will always be fully collateralized by the underlying instrument, which will be marked to market every business day. The underlying instrument will be held for the Fund's account by the Funds' custodian bank until repurchased.

     The use of repurchase agreements involves certain risks such as default by or the insolvency of the other party to the repurchase agreement. Repurchase agreements will be entered into only with commercial banks, brokers and dealers considered by the Adviser to be creditworthy.

     Each Fund may also invest up to 10% of its total assets in a money market fund managed by either Adviser. Such investments may be subject to duplicate fees and expenses on that portion of their assets invested in the securities of another investment company. Such investments will be for liquidity purposes.

Lending Portfolio Securities

     In order to increase the return on its investment, each Fund may lend its portfolio securities to broker-dealers and other financial institutions in amounts up to one-third of the value of its total assets. Loans of portfolio securities will always be fully collateralized and will be made only to borrowers considered by the Adviser to be credit-worthy. Lending portfolio securities involves risk of delay in the recovery of the loaned securities and in some cases the loss of rights in the collateral should the borrower fail financially.

Leverage

     Each Fund may borrow for temporary, extraordinary or emergency purposes. Each Fund will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Fund (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed. The effect of this provision is to permit the Fund to borrow up to 33-1/3% of the total assets (not including any borrowings) of the Fund. If, due to market fluctuations or other reasons, the value of the Fund's assets computed as provided above becomes at any time less than three times the amount of the borrowings, the Fund, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

     Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

Foreign Securities

     Each Fund may invest in the securities of foreign issuers. The Core Equity Fund will limit its investments in foreign securities to 10% of its total assets. The Growth and Income Fund may invest up to 20% of its total assets in foreign securities; however, under normal circumstances no more than 10% of the Fund's total assets will be invested in foreign securities.

     Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, differences and inefficiencies in transaction settlement systems, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Exchange rates are determined by forces of supply and demand in the foreign exchange markets, and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange rate fluctuations can affect the Fund's net asset value and dividends either positively or negatively depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long term.

     Foreign securities held by the Fund may not be registered with the Securities and Exchange Commission ("SEC") and the issuers thereof will not be subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

     Although the Funds may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

     In investing in securities denominated in foreign currencies, the Fund will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund's assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Fund will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

     Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-

U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Fund and which may not be recoverable by the Fund or its investors.

     Each Fund will calculate its net asset value and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which a Fund may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Fund's portfolio may be affected by such trading on days when a shareholder has no access to the Fund.

     Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund should have more than 50% of the value of its assets invested in securities of foreign corporations at the close of its taxable year, the Fund may elect to pass through to its shareholders their proportionate shares of foreign income taxes paid. Investors are urged to consult their tax attorney with respect to specific questions regarding foreign, federal, state or local taxes.

Foreign Currency Transactions

     The value of the assets of each Fund, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and may incur costs in connection with conversions between various currencies. Each Fund may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. At the time of the purchase of a forward foreign currency exchange contract, any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily equal to the market value of the contract, minus the Fund's initial margin deposit with respect thereto, will be deposited in a pledged account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

     When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in the underlying security transaction, it is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. Utilizing this investment technique may also hedge the foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

     When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund would realize gains to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Fund will have to convert its holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Other Techniques

     The Adviser may buy other types of securities or employ other portfolio management techniques on behalf of each Fund. See the Statement of Additional Information for more information on these investment techniques and their related risks.

                            INVESTMENT RESTRICTIONS

     The investment restrictions to which each Fund is subject, together with the investment objective of each Fund, are fundamental policies of the Funds which may not be changed without the approval of such Fund's shareholders. There is no assurance that any Fund will be able to meet its investment objective. A detailed description of the investment restrictions for each Fund is contained in the Statement of Additional Information.

                               PORTFOLIO TURNOVER

     The Funds pay brokerage commissions for purchases and sales of portfolio securities. A high rate of portfolio turnover involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, which are taxable to shareholders as ordinary income.

     The rate of portfolio turnover is not a limiting factor when the Adviser deems changes appropriate. Although the portfolio turnover rate of each Fund cannot be accurately predicted, it is anticipated that the annual turnover rate will likely not exceed 100%. Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of each Fund's securities (excluding short-term securities). The turnover rate may vary greatly from year to year and may be affected by cash requirements for redemptions of shares of each Fund and by compliance with provisions of the Internal Revenue Code, relieving investment companies which distribute substantially all of their net income from federal income taxation on the amounts distributed. For more information regarding the consequences relating to a high portfolio turnover rate, see "Portfolio Transactions and Brokerage" and "Dividends, Distributions and Taxes" in the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS

     The Trust is an open-end management investment company known as a mutual fund. The Trustees of the Trust are responsible for the overall supervision of the Funds and perform the various duties imposed on Trustees by the 1940 Act and Massachusetts business trust law.

The Advisers

     Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser for the Growth and Income Fund. PIC is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was originally organized in 1932 as John P. Chase, Inc. In addition to the Growth and Income Fund, PIC also serves as investment adviser to other entities including Phoenix Duff & Phelps Institutional Mutual Funds (except Enhanced Reserves Portfolio, Core Equity Portfolio and Real Estate Equity Securities Portfolio), Phoenix Series Fund, Phoenix Multi-Portfolio Fund (all portfolios other than the Phoenix Real Estate Securities Portfolio), Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (all funds except Phoenix Equity Opportunities Fund) and The Phoenix Edge Series Fund (all series other than the Phoenix Real Estate Securities Series and Phoenix-Aberdeen New Asia Series) and as subadviser to the SunAmerica Series Trust, among other investment advisory clients. As of December 31, 1997, PIC had approximately $20.5 billion in assets under management.

     All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Investment Partners, Ltd., each indirect subsidiaries of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a majority shareholder of Phoenix Investment Partners, Ltd. and is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Duff & Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries.

     Duff & Phelps Investment Management Co. ("DPIM") serves as the investment adviser to the Core Equity Fund. In addition to the Core Equity Fund, DPIM also serves as investment adviser to the Enhanced Reserves Portfolio and the Core Equity Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds and three closed-end funds: Duff & Phelps Utilities Income Inc., Duff & Phelps Utilities Tax-Free Income Inc. and Duff & Phelps Utility and Corporate Bond Trust Inc. In addition, DPIM serves as subadviser to the Real Estate Equity Securities Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds, the Real Estate Securities Portfolio of Phoenix Multi-Portfolio Fund, the Real Estate Securities Series of The Phoenix Edge Series Fund and, from July 1987 through October 1995, the AAL Funds. DPIM is a subsidiary of Phoenix Investment Partners, Ltd. and is located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. As of December 31, 1997, DPIM had approximately $13.0 billion in assets under management on a discretionary basis.


Prior Investment Performance of DPIM


     The following table sets forth composite performance data relating to the historical performance of substantially all of the institutional private accounts managed by DPIM investment professionals that have substantially the same investment objectives, policies, strategies and risks as the Core Equity Fund. The data is provided to illustrate the past performance of the Adviser in managing substantially similar accounts as compared to the S&P 500. Investors should not consider this performance data as an indication of past or future performance of the Core Equity Fund or of the Adviser.

     The Adviser has calculated its composite performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR-PPS[TM]"). AIMR has not been involved with the preparation or review of this illustration. AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to promote full and fair presentations by investment advisers of their performance results and ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


     AIMR composite performance figures are a quarterly aggregate of monthly returns of a group of similar accounts which are time weighted and asset weighted. Quarterly and yearly composite returns are the result of geometrically linking monthly and quarterly returns, respectively. (Each composite return figure is compounded by the successive period's composite return).

     All returns presented were calculated on a total return basis and include all dividends, interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the maximum advisory fee of 0.75% of assets under management, brokerage commissions and execution costs paid by the Adviser's institutional private accounts, without provision for income taxes. Only those institutional private accounts where the Adviser exercised full discretionary investment authority have been included in the composite performance data. The institutional private accounts included in the Adviser's composite performance data are not subject to the same expenses and specific tax restrictions applicable to regulated investment companies, such as the Core Equity Fund, under Subchapter M of the Internal Revenue Code and are not subject to Investment Company Act of 1940 restrictions on investment limitations and diversification. Consequently, the Adviser's investment results could have been adversely affected had these regulations applied to the institutional private accounts.

     The SEC standardized formula (average annual total return) is calculated net of portfolio fees and expenses as well as investment commissions while AIMR composites are net of portfolio expenses (for DPIM this consists of brokerage and transaction costs only) but gross of management fees (which are variable by client). A composite return is the aggregate total return of a group of similar accounts while the SEC formula is applied to only one account (mutual fund). The time weighting of the composite differs from the SEC formula in that the monthly total returns calculated for each account within the composite are adjusted for cash flows and income accruals by assuming that these flows occur mid-month. Consequently, composite performance is not overstated as a result of new investments nor penalized by withdrawals. Mutual funds, in contrast, calculate their net asset value daily and no adjustments would therefore be required when calculating total returns. For AIMR composites, accounts are dollar weighted to reflect the proportionate effect of account size on total return within the composite.

     The investment results covering the period from January 1, 1993 through September 30, 1997 have been audited for consistency with the AIMR Performance Presentation Standards by an independent third party (not AIMR). The investment results presented below could be calculated using different methods thereby producing different results. The performance below reflects past performance of the Adviser for periods ending March 31, 1998 for similarly managed institutional private accounts and is not indicative of future results for the Core Equity Fund.




Period           Adviser's Composite      S&P 500
-------------   ---------------------   -----------
One Year                 54.21%             48.11%
Three Years              33.61%             32.90%
Five Years               21.40%             22.45%
Ten Years                18.49%             18.92%



     The institutional private accounts whose composite returns are shown above were managed by a team of DPIM professionals. The Core Equity Fund similarly will be managed by a team headed by Diane Mustain. For performance information relating to the Core Equity Fund, see "Financial Highlights" previously in this prospectus.


Management Fees
     The Advisers continuously furnish an investment program for each Fund and manage the investment and reinvestment of the assets subject at all times to the supervision of the Trustees. Under the terms of the Investment Advisory Agreements for each Fund, the Advisers are entitled to a prescribed fee, payable monthly, at the following annual rates based on the aggregate net asset values of such Fund.


  1st Billion     1-2 Billion        2+ Billion
--------------   -------------   -----------------
       0.75%          0.70%                 0.65%

     The Advisers have voluntarily agreed to assume Total Fund Operating Expenses of each Fund excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until August 31, 1998, to the extent that such expenses exceed the following percentages of the average annual net asset values for each Fund:



    Class A      Class B   Class C    Class M
     Shares       Shares    Shares    Shares
--------------- --------- --------- ----------
     1.25%         2.00%     2.00%      1.50%

The Portfolio Managers


     Core Equity Fund. Diane Mustain serves as lead Portfolio Manager and as such is responsible for the day-to-day operation of the Fund. As lead Portfolio Manager she manages the team of investment professionals responsible for the selection and sell decisions of portfolio securities for the equity portfolio. Ms. Mustain is an Executive Vice President of DPIM and serves as Vice Chairman of its Equity Strategy Committee. In addition, since 1993 Ms. Mustain has been a Sector Manager responsible for the Defensive Sector of the core equity portfolio. Ms. Mustain was Group Vice President from 1992 to 1993 where she was responsible for the selection of consumer stocks for the equity research model portfolio and provided analytical input to the Investment Management Committee. Ms. Mustain joined Phoenix Investment Partners, Ltd., then known as Duff & Phelps, in 1981.


     Growth and Income Fund. Steven L. Colton serves as Portfolio Manager and as such is primarily responsible for the day-to-day operation of the Fund. Mr. Colton joined Phoenix Investment Partners, Ltd. in June 1997. Previously, Mr. Colton was Portfolio Manager for the American Century Income & Growth Fund ("ACIGF") from its inception on December 17, 1990 through May 30, 1997. Dong Zhang serves as a member of the team that manages Phoenix Growth and Income Fund. Mr. Zhang also was a member of the portfolio management team for ACIGF from June 1996 through June 4, 1997. The ACIGF has substantially similar investment objectives, policies and strategies as the Growth and Income Fund. The cumulative total return for the ACIGF from its inception through March 31, 1997 was 190.73%. At March 31, 1997 that fund had $887.1 million in net assets. Average annual returns for the one-year, three-year and five-year periods ended March 31, 1997 and for the period from inception through March 31, 1997, compared with the performance of the Average Growth & Income Fund and S&P 500 were:




                                    Average Growth &
Period                  ACIGF        Income Fund(a)     S&P 500(b)
------------------   -----------   -----------------   -----------
One Year                 19.56%          15.52%            19.94%
Three Years              21.64%          17.84%            22.36%
Five Years               16.41%          14.15%            16.46%
Inception through
  March 31, 1997         18.49%          15.75%(c)         17.54%

     (a) The Average Growth & Income Fund is a Lipper Category of funds that combine a growth of earnings orientation and an income requirement for level and/or rising dividends. Lipper Analytical Services, Inc. is an independent mutual fund service that groups funds according to their investment objective.

     (b) The S&P 500 is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The index has been adjusted to reflect reinvestment of dividends.

     (c) For the period from 12/20/90 (the date nearest the fund's inception for which data are available) to 3/31/97.


     Historical performance is not indicative of future performance. The ACIGF is a separate unrelated fund, and its historical performance is not indicative of the potential performance of the Phoenix Growth and Income Fund. Share prices and investment returns will fluctuate to reflect market conditions, as well as changes in company-specific fundamentals of securities held in the portfolio. For performance information relating to the Phoenix Growth and Income Fund, see "Financial Highlights" previously in this prospectus.

     Mr. Colton is a graduate of the University of California, San Diego and Stanford University. Mr. Colton was an investment professional with American Century Companies from 1987 through May 30, 1997. Mr. Zhang received his Ph.D. in Physics from Stanford University and joined American Century Companies in 1993. Mr. Zhang served as portfolio manager of the American Century Companies prior to joining Phoenix Investment Partners, Ltd. in June 1997.


The Financial Agent

     Equity Planning also acts as financial agent of the Funds and, as such, performs administrative, bookkeeping and pricing functions for the Funds. As compensation, Equity Planning is entitled to a fee, payable monthly and based upon (a) the average of the aggregate daily net asset values of each Fund, at the following incremental annual rates:

First $100 million                    .05%
$100 million to $300 million          .04%
$300 million through $500 million     .03%
Greater than $500 million             .015%


     (b) a minimum fee of $50,000 for each Fund; and (c) an annual fee of $12,000 for each class of shares beyond one.


     PFPC has been retained by Equity Planning to perform certain administrative and pricing services for the Funds, for which Equity Planning pays PFPC a fee. While Equity Planning has delegated certain responsibilities to PFPC, Equity Planning retains full responsibility for performance of all duties as financial agent.


The Custodian and Transfer Agent


     The custodian of the assets of the Fund is State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts 02101 (the "Custodian").

     Pursuant to a Transfer Agent and Service Agreement with the Phoenix Funds, Equity Planning acts as transfer agent for the Funds (the "Transfer Agent"). As Compensation, Equity Planning receives a fee equivalent to $19.95 for each designated daily dividend shareholder account and $14.95 plus certain out of pocket expenses for each designated shareholder account. The Transfer Agent engages sub-agents to perform certain shareholder servicing functions for which such agents are paid a fee by Equity Planning.


Brokerage Commissions

     Although the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Funds.

                               DISTRIBUTION PLANS

     The offices of Equity Planning, the national distributor of the Funds' shares, are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Funds and a director and officer of Equity Planning. Michael E. Haylon and William R. Moyer, directors of Equity Planning, are officers of the Funds. G. Jeffrey Bohne, Nancy G. Curtiss,

William E. Keen, III, Jacqueline M. Porter, Leonard J. Saltiel and Thomas N. Steenburg are officers of the Funds and officers of Equity Planning.


     Equity Planning and the Funds have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Funds shares sold subject to an initial sales charge and those sold subject to a contingent deferred sales charge. The Funds have granted Equity Planning the exclusive right to purchase from the Funds and resell, as principal, shares needed to fill unconditional orders for Funds shares. Equity Planning may sell Funds shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Funds shares pursuant to sales agreements entered into with banks or bank-affiliated securities brokers who, acting as agent for their customers, place orders for Funds shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank-affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.

     The sale of Fund shares through a securities broker affiliated with a particular bank is not expected to preclude the Funds from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.


     The Trustees have adopted separate amended and restated distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of each Fund of the Trust (the "Class A Plan," the "Class B Plan," the "Class C Plan," the "Class M Plan," and collectively the "Plans"). The Plans permit the Funds to reimburse the Distributor for expenses incurred in connection with the sale and promotion of Fund shares and the furnishing of shareholder services. A 12b-1 fee paid by one Fund may be used to finance distribution of the shares of another Fund based on the number of shareholder accounts within the Funds. Pursuant to the Plans, the Funds will pay the Distributor 0.25% annually of the average daily net assets of the Funds for providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). Pursuant to the Class B, Class C and Class M Plans, the Funds may reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% annually for the average daily net assets of the Funds' Class B and C Shares, and up to 0.25% annually for the average daily net assets of the Funds' Class M Shares.

     Expenditures incurred under the Plans may consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting commissions and finance charges related to the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor for services rendered in connection with the sale and distribution of shares of the Funds and provision of shareholder services; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and Statement of Additional Information for distribution to potential investors; (vii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Funds. From the Service Fee, the Distributor expects to pay a quarterly fee to qualifying broker/ dealer firms, as compensation for providing personal services to shareholders and/or maintaining shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers, as additional compensation with respect to sales of Class C and M shares, 0.75% and 0.25% of the average annual net asset value of each class, respectively.


     In order to receive payments under the Plans, participants must meet such qualifications as are to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other batch processing.

     On a quarterly basis, the Funds' Trustees review a report on expenditures under each Plan and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether each Plan will be continued. By its terms, continuation of each Plan from year to year is contingent on annual approval by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of any Plan or any related agreements (the "Plan Trustees"). Each Plan provides that it may not be amended to increase materially the costs which the Funds may bear without approval of the applicable class of shareholders of the affected Fund of the Trust and that other material amendments must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the applicable class of outstanding shares of the each Fund.

     The NASD regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend any or all of the Plans.

                               HOW TO BUY SHARES

How do you invest?

     You may open a fund account with an initial investment of $500. This amount is reduced to $25 for investments made under the "Investo-Matic" plan (see the Funds' Application), individual retirement accounts or under the systematic exchange privilege described below. The initial investment requirement is waived for investments made under pension, profit sharing or employee benefit plans as well as in connection with reinvested dividends and distributions.


     You may make additional investments at any time with at least $25. The subsequent investment minimum is waived for investments made under pension, profit sharing or employee benefit plans as well as in connection with reinvested dividends and distributions.


     An application should be completed to open a new Phoenix Funds account. A check for the amount you wish to invest, made payable to the "Phoenix Funds," (along with the completed application if opening a new account), must be sent to: Phoenix Funds, c/o State Street Bank and Trust Company ("State Street Bank"), P.O. Box 8301, Boston, MA 02266-8301. You may contact the Distributor at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 or call (800) 243-1574 with any questions relating to establishing a Phoenix Fund account.

     Shares are sold at the public offering price based on the net asset value for the class of shares bought next determined after State Street Bank or an authorized agent receives your order. In most cases, in order to receive that day's public offering price, State Street Bank or an authorized agent must receive your order before the close of trading on the New York Stock Exchange (normally 4:00 P.M. eastern time). See "Net Asset Value." Shares purchased will be recorded electronically in book-entry form by the Transfer Agent. No share certificates are available.


What are the classes and how do they differ?

     Each Fund presently offers investors four classes of shares which bear sales and distribution charges in different amounts.

     Class A Shares. If you buy Class A Shares, you will pay a sales charge at the time of purchase equal to 4.75% of the offering price (4.99% of the amount invested). The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the Fund when they are sold. Class A Shares have lower Rule 12b-1 fees and pay higher dividends than any other class.


     Class B Shares. If you buy Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first 5 years after they are bought, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and C Shares." This charge declines each year to zero over a five year period and may be waived under certain conditions. Class B shares have higher Rule 12b-1 fees and pay lower dividends than Class A and M Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. The Distributor intends to limit investments in Class B Shares to: (a) $250,000 for any person; (b) $1 million for any unallocated employer sponsored plan; and (c) $250,000 for each participant in any allocated qualified employer sponsored plan, including 401(k) plans, provided such plan uses an approved participant tracking system. Class B Shares will not be sold to any qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, such entity has assets of over $10 million or more than 200 participant employees. Class B Shares will not be sold to anyone who is over 85 years old.

     Class C Shares. If you buy Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are bought, you will pay a sales charge of 1% of your shares' value. See "Deferred Sales Charge Alternative--Class B and C Shares." Class C Shares have the same Rule 12b-1 fees and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the Funds. Class C Shares are not currently offered for all Phoenix Funds.

     Class M Shares. Class M Shares are currently closed to new investors. If you buy Class M Shares, you will pay a sales charge at the time of purchase equal to 3.50% of the offering price (3.63% of the amount invested). Class M Shares are not subject to any charges by the Fund when they are sold. Class M Shares have lower Rule 12b-1 fees and pay higher dividends than Class B and C Shares. Class M Shares do not convert to any other class of shares of the Fund. Class M Shares are not currently offered for all Phoenix Funds.


What arrangement is best for you?

     The alternative purchase arrangement permits you to choose the method of buying shares that is most beneficial to you given the amount of the purchase, the length of time you expect to hold the shares, whether you wish to receive distributions in cash or to reinvest them in additional shares, and other circumstances. You should consider whether, during the anticipated term of your investment, the accumulated continuing distribution and service fees and contingent deferred sales charges of one class would be more than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. See "Distribution Plans" and "Fund Expenses."

Initial Sales Charge Alternative--Class A and M Shares

     The public offering price of Class A and M Shares is the net asset value plus a sales charge that varies depending on the size of any "person's" (see "How To Obtain Reduced Initial Sales Charges--Class A and M Shares: Combination Purchase

Privilege") purchase. Shares issued based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the Distributor as shown on the following tables.



Class A Shares

                                  Sales Charge as
                                  a percentage of
                        -----------------------------------
      Amount of                                   Net            Dealer Discount
     Transaction            Offering            Amount            Percentage of
  at Offering Price           Price            Invested          Offering Price
----------------------------------------------------------------------------------
Under $50,000                  4.75%              4.99%                4.25%
$50,000 but under
 $100,000                      4.50               4.71                 4.00
$100,000 but under
 $250,000                      3.50               3.63                 3.00
$250,000 but under
 $500,000                      3.00               3.09                 2.75
$500,000 but under
 $1,000,000                    2.00               2.04                 1.75
$1,000,000 or more             None               None                 None


Class M Shares (Closed to new investors)


                                  Sales Charge as
                                  a percentage of
                        -----------------------------------
      Amount of                                   Net            Dealer Discount
     Transaction            Offering            Amount            Percentage of
  at Offering Price           Price            Invested          Offering Price
----------------------------------------------------------------------------------
Under $50,000                  3.50%              3.63%                3.00%
$50,000 but under
 $100,000                      2.50               2.56                 2.00
$100,000 but under
 $250,000                      1.50               1.52                 1.00
$250,000 but under
 $500,000                      1.00               1.01                 1.00
$500,000 or more               None               None                 None

Deferred Sales Charge Alternative--
Class B and C Shares

     Class B and C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge (the "CDSC") at the rates set forth below. The charge will be multiplied by the then current market value or the initial cost of the Shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value. In addition, shares issued based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. To minimize the CDSC, shares not subject to any charge will be redeemed first, followed by shares held the longest time. The Distributor will add up all shares bought in any month and use the last day of the preceding month in calculating the amount of shares owned and time period held for Class B Shares. The trade date will be used for purposes of aging Class C Share investments.

Deferred Sales charge you may pay to sell Class B Shares

 Year      1      2      3      4      5     6+
-----------------------------------------------
CDSC       5%     4%     3%     2%     2%    0%

Deferred Sales charge you may pay to sell Class C Shares

 Year      1     2+
-----------------------------------------------
CDSC       1%    0%

Dealer Concessions

     In addition to the dealer discount on purchases of Class A and M Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.


     Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Depending on the nature of the services, these fees may be paid either from the Trust through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor sales contests, training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements; (b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker-dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents.


How To Obtain Reduced Initial Sales Charges--Class A and M Shares

     Investors choosing Class A or M Shares may be entitled to reduced sales charges. The five ways in which sales charges may be avoided or reduced are described below.

     Qualified Purchasers. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A or M Shares: (1) trustee, director or officer of the Phoenix Funds, Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days), of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom the Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least or 100 eligible employees; (10) any person with a direct rollover transfer of shares from an established Phoenix Fund or Affiliated Phoenix Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund or Affiliated Phoenix Fund trustee or director; provided that sales to persons listed in (1) through (15) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A or M Shares bought through investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; or (19) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (19) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

     Combination Purchase Privilege. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

     Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made by the same person within a thirteen month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A or M Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.


     Right of Accumulation. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.


     Associations. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge;
(3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.


How To Obtain Reduced Deferred Sales Charges--
Class B and C Shares


     The CDSC is waived on the redemption (sale) of Class B and C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7); (c) as a mandatory distribution upon reaching age 70-1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) based on the exercise of exchange privileges among Class B and C Shares of this or any other Affiliated Phoenix Fund; (f) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (g) based on the systematic withdrawal program (Class B Shares only). If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.


Conversion Feature--Class B Shares

     Class B Shares will automatically convert to Class A Shares of the same Fund eight years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Funds were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.

                           INVESTOR ACCOUNT SERVICES

     The Funds mail periodic statements and reports to shareholders. In order to reduce the volume and cost of mailings, to the extent possible, only one copy of most Fund reports will be mailed to households for multiple accounts with the same surname at the same household address. Please contact Equity Planning to request additional copies of shareholder reports toll free at (800) 243-4361.


     In most cases, changes to any shareholder account may be accomplished by calling Shareholder Services at (800) 243-1574. More information relating to the shareholder account services can be found in the Fund's Statement of Additional Information ("SAI").

     Bank Draft Investing Program (Investo-Matic Plan). By completing the Investo-Matic Section of the New Account Application, you may authorize the bank named in the form to draw $25 or more from your personal checking or savings account to be used to purchase additional shares for your account. The amount you designate will be made available, in form payable to the order of the Transfer Agent, by the bank on the date the bank draws on your account and will be used to purchase shares at the applicable offering price.

     Distribution Option. The Funds currently declare all income dividends and all capital gain distributions, if any, payable in shares of the Fund at net asset value or, at your option, in cash. By exercising the distribution option, you may elect to: (1) receive both dividends and capital gain distributions in additional shares or (2) receive dividends in cash and capital gain distributions in additional shares or (3) receive both dividends and capital gain distributions in cash. If you elect to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased in your account at the then current net asset value. Dividends and capital gain distributions received in shares are taxable to you and credited to your account in full and fractional shares computed at the closing net asset value on the next business day after the record date.

     Systematic Withdrawal Program. The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

     Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. Participants in the Program redeeming Class C Shares will be subject to any applicable contingent deferred sales charge. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A or M Shares investor since a sales charge will be paid by the investor on the purchase of Class A or M Shares at the same time as other shares are being redeemed. For this reason, investors in Class A or M Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

     Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

     Tax Sheltered Retirement Plans. Shares of the Funds are offered in connection with the following retirement plans or programs: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Programs. Write or call Equity Planning at (800) 243-4361 for further information about the plans.


Exchange Privileges

     You may exchange shares of one Phoenix Fund for shares of another Affiliated Phoenix Fund without paying any fees or sales charges. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. Shares held in book-entry form may be exchanged for shares of the same class of other Phoenix Funds or any other Affiliated Phoenix Fund, provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Phoenix Fund after the exchange is made; and (5) if you have elected not to use the telephone exchange privilege (see below), a properly executed exchange request must be received by the Distributor. Exchanges may be made over the telephone or in writing and may be made at one time or systematically over a period of time. Note, each Phoenix Fund has different investment objectives and policies. You should read the prospectus of the Fund into which the exchange is to be made before making any exchanges. This privilege may be modified or terminated at any time on 60 days notice.

     Market Timer Restrictions. Because excessive trading can hurt Fund performance and harm shareholders, the Funds reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a fund within any 30-day period. The Distributor has entered into agreements with certain market timer entities permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements. The Distributor has the right to reject or suspend these privileges upon reasonable notice.


     Telephone Exchanges. If permitted in your state and unless you waive this privilege in writing, you or your broker may sell or exchange your shares over the phone by calling the Distributor at (800) 243-1574. Reasonable procedures will be used to confirm that telephone instructions are genuine. In addition to requiring that the exchange is only made between accounts with identical registrations, the Distributor may require address or other forms of identification and will record telephone instructions. All exchanges will be confirmed in writing to you. If procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Funds and/or Distributor may be liable for following telephone instructions that prove to be fraudulent. Broker/dealers other than the Distributor assume the risk of any loss resulting from any unauthorized telephone exchange instructions from their firm or their registered representatives. You assume the risk if the Distributor acts upon unauthorized instructions it reasonably believes to be genuine. During times of severe economic or market changes, this privilege may be difficult to exercise or may be temporarily suspended. In such event, an exchange may be effected by written request by the registered shareowner(s).

                                NET ASSET VALUE


     The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.


     The Funds' investments are valued at market value or, where market quotations are not available, at fair value as determined in good faith by the Trustees or their delegates. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short term investments having a remaining maturity of less than sixty-one days are valued at amortized cost, which the Trustees have determined approximates market value. For further information about security valuations, see the Statement of Additional Information.

                             HOW TO REDEEM SHARES

     You have the right to have the Funds buy back shares at the net asset value next determined after receipt of a redemption order, and any other required documentation in proper form, by Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, or an authorized agent. In the case of a Class B or C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares (see "Deferred Sales Charge Alternative--Class B and C Shares," above). Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The Funds do not charge any redemption fees. Payment for shares redeemed is made within seven days, provided that redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.


     The requirements to redeem shares are outlined in the table below. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or from IRA's or other retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the Funds at (800) 243-1574. Redemption requests will not be honored until all required documents in proper form have been received.

How can I sell my Shares?


[TELEPHONE] By Phone   [bullet]   Sales up to $50,000
                       [bullet]   Not available on most retirement accounts
(800) 243-1574         [bullet]   Requests received after 4PM will be
                                  executed on the following business day
[ENVELOPE]  In Writing [bullet]   Letter of instruction from the registered
                                  owner including the fund and account number
                                  and the number of shares or dollar amount you
                                  wish to sell
                       [bullet]   No signature guarantee is required if your
                                  shares are registered individually, jointly,
                                  or as custodian under the Uniform Gifts to
                                  Minors Act or Uniform Transfers to Minors
                                  Act, the proceeds of the redemption do not
                                  exceed $50,000, and the proceeds are payable
                                  to the registered owner(s) at the address of
                                  record

Telephone Redemptions


     The Funds and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to you. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Funds and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, you would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Funds and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time on 60 days notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Redemption Privilege may be difficult to exercise or may be temporarily suspended. In such event, a redemption may be effected by written request by following the procedure outlined above.


Written Redemptions

     If you elect not to use the telephone redemption or telephone exchange privileges, you must submit your request in writing. If the shares are being exchanged between accounts that are not identically registered, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

Account Reinstatement Privilege

     You have a one time privilege of using redemption proceeds from Class A, B, C and M Shares to purchase Class A Shares of any Phoenix Fund with no sales charge (at net asset value next determined after the request for reinvestment is made). For Federal income tax purposes, a redemption and reinvestment will be treated as a sale and purchase of shares. Special rules may apply in computing the amount of gain or loss in these situations. (See "Dividends, Distributions and Taxes" for information on the Federal income tax treatment of a disposition of shares.) A written request to reinstate your account must be received by the Transfer Agent within 180 days of the redemption, accompanied by payment for the shares (not in excess of the redemption value). Class B shareholders who have had the contingent deferred sales charge waived through participation in the Systematic Withdrawal Program are not eligible to use the Reinstatement Privilege.

Redemption of Small Accounts

     Due to the relatively high cost of maintaining small accounts, the Funds reserve the right to redeem, at net asset value, the shares of any shareholder whose account has a value, due to redemptions, of less than $200. Before the Funds redeem these shares, the shareholder will be given notice that the value of the shares in the account is less than the minimum amount and will be allowed 30 days to make an additional investment in an amount which will increase the value of the account to at least $200.


Redemption in Kind

     To the extent consistent with state and federal law, the Trust may make payment of the redemption price either in cash or in kind. However, the Trust has elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 Act and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of a Portfolio. A shareholder receiving such securities would incur brokerage costs when he sold the securities.


                            DIVIDENDS, DISTRIBUTIONS
                                   AND TAXES

     Each Fund is treated as a separate entity for Federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") and qualify annually as such under Subchapter M of the Internal Revenue Code (the "Code"). In addition, each Fund intends to distribute annually to shareholders all or substantially all of its net investment income and net realized capital gains, after utilization of any capital loss carryover. As a result, each Fund will not be subject to Federal income tax on the net investment income and net capital gains that it distributes. The discussion below is based upon the assumption that each Fund will qualify as a RIC.

     Each Fund intends to make distributions from net investment income semi-annually, and intends to distribute net realized capital gains, if any, on an annual basis.

     Each Fund will be subject to a nondeductible 4% excise tax if it fails to meet certain calendar year distribution requirements. In order to prevent imposition of the excise tax, it may be necessary for the Funds to make distributions more frequently than described in the previous paragraph.


     Unless a shareholder elects to receive distributions in cash, dividends and capital gain distributions will be paid in additional shares of the Funds credited at the net asset value per share on the ex-date. Dividends and distributions, whether received in cash or in additional shares of the Funds, generally are subject to federal income tax and may be subject to state, local, and other taxes. Shareholders will be notified annually about the amount and character of distributions made to them by the Funds.


     Long-term capital gains, if any, distributed to shareholders and which are designated by the Funds as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time shares of the Funds have been held by the shareholder. Distributions of short-term capital gains and net investment income, if any, are taxable to shareholders as ordinary income.

     Dividends and distributions generally will be taxable to shareholders in the taxable year in which they are received. However, dividends and distributions declared by the Funds in October, November or December of any calendar year, with a record date in such a month, and paid during the following January, will be treated as if they were paid by the Funds and received by shareholders on December 31 of the calendar year in which they were declared.

     A redemption or other disposition (including an exchange) of shares of the Funds generally will result in the recognition of a taxable gain or loss, which will be a long- or short-term capital gain or loss (assuming the shares were a capital asset in the hands of the shareholder), depending upon a shareholder's holding period for his or her shares. In addition, if shares of a Fund are disposed of at a loss and are replaced (either through purchases or through reinvestment of dividends) within a period commencing thirty days before and ending thirty days after the disposition of such shares, the realized loss will be disallowed and appropriate adjustments to the tax basis of the new shares will be made. In addition, special rules may apply to determine the amount of gain or loss realized on any exchange.

     The foregoing is only a summary of some of the important tax considerations generally affecting a Fund and its shareholders. In addition to the federal income tax consequences described above, which are applicable to any investment in a Fund, there may be state or local tax considerations, and estate tax considerations, applicable to the circumstances of a particular investor. Also, legislation may be enacted in the future that could affect the tax consequences described above. Investors are urged to consult their attorneys or tax advisers regarding specific questions as to federal, foreign, state or local taxes. Foreign shareholders may be subject to U.S. Federal income tax rules that differ from those described above. For more information regarding distributions and taxes, see "Dividends, Distributions and Taxes" in the Statement of Additional Information.


Important Notice Regarding Taxpayer IRS Certification

     Pursuant to IRS regulations, the Funds may be required to withhold 31% of all reportable payments including any taxable dividends, capital gain distributions or share redemption proceeds for any account which does not have a taxpayer identification number or social security number and certain required certifications.

     The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.


     Each Fund will send to its shareholders, within 31 days after the end of the calendar year, information which is required by the Internal Revenue Service for preparing federal income tax returns. Investors are urged to consult their attorney or tax adviser regarding specific questions as to federal, foreign, state or local taxes.


                            ADDITIONAL INFORMATION

Description of Shares

     The Trust was established on May 30, 1997 as a Massachusetts business trust. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund, except that Class B and C Shares of any Fund, which bear higher distribution plan fees and certain incrementally higher expenses associated with the deferred sales arrangement, pay correspondingly lower dividends per share than Class A and M Shares of the same Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the Investment Company Act of 1940.


     Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Funds for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

     Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Registration Statement

     This Prospectus omits certain information included in the Statement of Additional Information and Part C of the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act. A copy of the Registration Statement may be obtained from the Securities and Exchange Commission in Washington, D.C.

                         BACKUP WITHHOLDING INFORMATION

Step 1. Please make sure that the social security number or taxpayer identification number (TIN) which appears on the Application complies with the following guidelines:

Account Type         Give Social Security Number or Tax Identification Number
                     of:
--------------------------------------------------------------------------------
Individual                            Individual
--------------------------------------------------------------------------------
Joint (or Joint Tenant)               Owner who will be paying tax
--------------------------------------------------------------------------------
Uniform Gifts to Minors               Minor
--------------------------------------------------------------------------------
Legal Guardian                        Ward, Minor or Incompetent
--------------------------------------------------------------------------------
Sole Proprietor                       Owner of Business (also provide owner's
                                      name)
--------------------------------------------------------------------------------
Trust, Estate, Pension Plan Trust     Trust, Estate, Pension Plan Trust (not
                                      personal TIN of fiduciary)
--------------------------------------------------------------------------------
Corporation, Partnership,             Corporation, Partnership, Other
Other Organization                    Organization
--------------------------------------------------------------------------------
Broker/Nominee                        Broker/Nominee
--------------------------------------------------------------------------------

Step 2. If you do not have a TIN, you must obtain Form SS-5 (Application for Social Security Number) or Form SS-4 (Application for Employer Identification Number) from your local Social Security or IRS office and apply for one. Write "Applied For" in the space on the application.

Step 3. If you are one of the entities listed below, you are exempt from backup withholding.
        [bullet] A corporation
        [bullet] Financial institution
        [bullet] Section 501(a) exempt organization (IRA, Corporate Retirement
                 Plan, 403(b), Keogh)
        [bullet] United States or any agency or instrumentality thereof [bullet] A State, the District of Columbia, a possession of the United
                 States, or any subdivision or instrumentality thereof
        [bullet] International organization or any agency or instrumentality thereof
        [bullet] Registered dealer in securities or commodities registered in the U.S. or a possession of the U.S.
        [bullet] Real estate investment trust
        [bullet] Common trust fund operated by a bank under section 584(a) [bullet] An exempt charitable remainder trust, or a non-exempt trust described in section 4947(a)(1)
        [bullet] Regulated Investment Company

If you are in doubt as to whether you are exempt, please contact the Internal
      Revenue Service.

Step 4. IRS Penalties--If you do not supply us with your TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report interest, dividend or patronage dividend income on your federal income tax return, you will be treated as negligent and subject to an IRS 5% penalty tax on any resulting underpayment of tax unless there is clear and convincing evidence to the contrary. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to a backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

-----------
This Prospectus sets forth concisely the information about the Phoenix Equity Series Fund (the "Trust") which you should know before investing. Please read it carefully and retain it for future reference.


Phoenix Equity Series Fund has filed with the Securities and Exchange Commission a Statement of Additional Information about the Trust, dated May 22, 1998. The Statement contains more detailed information about the Trust and is incorporated into this Prospectus by reference. You may obtain a free copy of the Statement by writing the Trust c/o Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200 or by calling (800) 243-4361.

Financial information relating to the Fund is contained in the Semiannual Report to Shareholders for the period ended February 28, 1998 and is incorporated into the Statement of Additional Information by reference.




           [RECYCLE LOGO] Printed on recycled paper using soybean ink

                                                                 BULK RATE MAIL
Phoenix Funds                                                     U.S. POSTAGE
PO Box 2200                                                           PAID
Enfield CT 06083-2200                                            SPRINGFIELD, MA
                                                                  PERMIT NO. 444

[PHOENIX   PHOENIX
 LOGO]     INVESTMENT PARTNERS

                            PHOENIX CORE EQUITY FUND
                            PHOENIX GROWTH AND INCOME



                               101 Munson Street
                              Greenfield, MA 01301

                      Statement of Additional Information

                                  May 22, 1998



     This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of the Phoenix Equity Series Fund (the "Trust"), dated May 22, 1998 (the "Prospectus"), and should be read in conjunction with it. Such Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361 or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200.



                               TABLE OF CONTENTS


                                                PAGE
                                                -----
THE TRUST .....................................   1
INVESTMENT OBJECTIVES AND POLICIES ............   1
INVESTMENT RESTRICTIONS .......................   1
PERFORMANCE INFORMATION .......................   8
PORTFOLIO TRANSACTIONS AND BROKERAGE ..........   9
THE INVESTMENT ADVISERS .......................  10
NET ASSET VALUE ...............................  11
HOW TO BUY SHARES .............................  11
ALTERNATIVE PURCHASE ARRANGEMENTS .............  11
INVESTOR ACCOUNT SERVICES .....................  12
HOW TO REDEEM SHARES ..........................  13
DIVIDENDS, DISTRIBUTIONS AND TAXES ............  13
TAX SHELTERED RETIREMENT PLANS ................  14
THE DISTRIBUTOR ...............................  15
PLANS OF DISTRIBUTION .........................  15
TRUSTEES AND OFFICERS .........................  17
OTHER INFORMATION .............................  24
APPENDIX ......................................  25


                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunications Device (TTY)-(800) 243-1926




PXP 2005B (5/98)

                                   THE TRUST

     Phoenix Equity Series Fund (the "Trust") is a diversified open-end management investment company which was organized under Massachusetts law in 1997 as a business trust. The Trust presently comprises two series: the Phoenix Core Equity Fund and Phoenix Growth and Income Fund each a "Fund" and collectively the "Funds."


                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of each Fund is deemed to be a fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund. Investment restrictions described in this Statement of Additional Information are fundamental policies of each Fund and may not be changed without the approval of each Fund's shareholders. Notwithstanding the foregoing, certain investment restrictions affect more than one series of the Trust and therefore modifications may require the consent of other shareholders. There is no assurance that any Fund will meet its investment objective.


                            INVESTMENT RESTRICTIONS

Fundamental Policies

     The following investment restrictions constitute fundamental policies of each Fund which may be changed only upon approval by the holders of a majority of the outstanding shares of each Fund's shareholders. The Funds may not:

     (1) With respect to 75% of their total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of that issuer.

     (2) Purchase the securities of any one issuer if immediately after such purchase a Fund would hold more than 10% of the outstanding voting securities of that issuer.

     (3) Borrow money except from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not exceeding 33-1/3% of the market value of a Fund's total assets, so that immediately after any such borrowing asset coverage of at least 300% for all such borrowings exists. To secure any such borrowing, the Funds may not mortgage, pledge, or hypothecate in excess of 33-1/3% of the value of their total assets. The Funds will not purchase any security while borrowings representing more than 5% of their total assets are outstanding.

     (4) Act as an underwriter of securities issued by others.

     (5) Purchase real estate, real estate mortgage loans, interests in real estate limited partnerships, or interests in oil, gas or mineral exploration or development programs or leases, provided that this limitation shall not prohibit (i) the purchase of U.S. Government securities and other debt securities secured by real estate or interests therein; (ii) the purchase of marketable securities issued by companies or investment trusts that deal in real estate or interests therein; or (iii) purchase of marketable securities issued by companies or other entities or investment vehicles that engage in businesses relating to the development, exploration, mining, processing or distributing of oil, gas, or minerals.

     (6) Engage in any short-selling operations (except by selling futures contracts).

     (7) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or in connection with purchase of debt securities in accordance with a Fund's investment objective and policies.

     (8) Purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of a Fund's net assets. Included within that amount, but not to exceed 2% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Funds at any time in units or attached to securities are not subject to this restriction.

     (9) Purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions, provided that the Funds may make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts.

     (10) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except for notes or other evidences of indebtedness permitted under investment restriction (3) and except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed delivery basis might be deemed such.

     (11) Except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by the Adviser, or any affiliates, if, immediately after such purchase or acquisition, more than 10% of the value of a Fund's total assets would be invested in such securities in the aggregate, or more than 5% in any one such security.

     (12) Purchase or retain securities of any issuer if, to the knowledge of the Funds' management, those officers and Trustees of the Funds and of its adviser, who each own beneficially more than 0.50% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

     (13) Invest in securities of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of a Fund would then be invested in such securities.

     (14) Invest in the securities of any one issuer if, immediately after such purchase, 25% or more of a Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

     (15) Invest in securities which are not readily marketable or the disposition of which is restricted under federal securities laws (collectively "illiquid securities") if, as a result, more than 5% of a Fund's net assets would be invested in illiquid securities.

     If a percentage restriction on investment or utilization of assets as set forth is adhered to at the time an investment is made, a later change in the percentage resulting from a change in the values or costs of the Funds' assets will not be considered a violation of the restriction with the exception of the Fund's borrowing policy as described in restriction (3), above.


Investment Techniques

     The Funds may utilize the following practices or techniques in pursuing its investment objectives.

     U.S. Government Securities. For liquidity purposes, each Fund may invest in U.S. government securities, including bills, notes and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are supported by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

     Repurchase Agreements. Repurchase Agreements are agreements by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

     A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Fund maintained in a central depository of book-entry system or by physical delivery of the securities to the Fund's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

     Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

     Securities and Index Options. The Growth and Income Fund may write covered call options and purchase call and put options. Options and the related risks are summarized below.

     Writing and Purchasing Options. Call options written by the Growth and Income Fund normally will have expiration dates between three and nine months from the date written. During the option period the Fund may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Fund to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice.

     The exercise price of a call option written by the Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

     A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

     Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/ Silver Index. The Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by the Fund to prevent an underlying security from being called, or to enable the Fund to write another call option with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by the Fund expires unexercised, the Fund will realize a gain in the amount of the premium on the option less the commission paid.

     The option activities of the Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid. The Fund will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Options. The Growth and Income Fund may write call options only if they are covered and if they remain covered so long as the Fund is obligated as a writer. If the Fund writes a call option on an individual security, the Fund will own the underlying security at all times during the option period. The Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by the Fund will be "covered" by identifying the specific portfolio securities being hedged.

     To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by the Fund, the Fund will be required to deposit qualified securities. A "qualified security" is a security against which the Fund has not written a call option and which has not been hedged by the Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will deposit any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal in value to the difference. In addition, when the Fund writes a call on an index which is "in-the-money" at the time the call is written, the Fund will pledge with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount pledged may be applied to the Fund's obligation to pledge additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

     The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

     The Growth and Income Fund will engage in options provided that such obligations represent no more than 20% of the Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options. In connection with the Fund qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on the Fund's ability to enter into option transactions may apply from time to time. See "Dividends, Distributions and Taxes."

     Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

     The risk of purchasing a call option or a put option is that the Fund may lose the premium it paid plus transaction costs. If the Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

     An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that the Fund, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

     Possible reasons for the absence of a liquid secondary market on an exchange include: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

     Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.

     Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by the Fund of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

     Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to the Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

     Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, the Fund will write call options on indices only subject to the limitations described above.

     Price movements in securities in the Fund's portfolio will not correlate perfectly with movements in the level of the index and, therefore, the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of the Fund's portfolio securities. It is also possible that the index may rise when the value of the Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

     Unless the Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, the Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if the Fund fails to anticipate an exercise, to the extent permissible, it may have to borrow from a bank pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

     When the Fund has written a call on an index, there is also a risk that the market may decline between the time the Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell securities in its portfolio. As with options on portfolio securities, the Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where the Fund would be able to deliver the underlying security in settlement, the Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

     If the Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" the Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

     Financial Futures Contracts and Related Options. Each Fund may enter into financial futures contracts and the Growth and Income Fund may also invest in related options. Financial Futures and related options may be used to hedge against changes in the market value of a Fund's portfolio securities or securities which a Fund intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which the Fund may wish to purchase in the future by purchasing futures contracts.

     Each Fund may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

     In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a financial futures contract. Initially, the Fund will be required to deposit in a pledged account with its custodian bank any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

     Each Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

     Limitations on Futures Contracts and Related Options. Each Fund may enter into futures contracts and the Growth and Income Fund may also enter into options on futures contracts, provided that such obligations represent no more than 20% of the Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of the Fund's net assets. To the extent required by law, each Fund will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options.

     The extent to which the Funds may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualifications as a regulated investment company. See "Dividends, Distributions and Taxes."

     Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. Each Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements each Fund would continue to be required to make daily margin payments. In this situation, if each Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, each Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Fund to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate.

     The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, the Fund may realize a potential unlimited loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Fund's return for the period may be less than if it had not engaged in the hedging transaction.

     Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, the Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where the Fund has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market also elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such cases, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for the Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

     Leverage. Each Fund may borrow for temporary, extraordinary or emergency purposes. Each Fund will borrow only from banks, and only if immediately after such borrowing the value of the assets of the Fund (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed. The effect of this provision is to permit the Fund to borrow up to 33-1/3% of the total assets (not including any borrowings) of the Fund. If, due to market fluctuations or other reasons, the value of the Fund's assets computed as provided above becomes at any time less than three times the amount of the borrowings, the Fund, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

     Interest on money borrowed will be an expense of the Fund with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of the Fund is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial. Bank borrowings must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

     Foreign Securities. Each Fund may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 10% of the total assets of the Core Equity Fund. The Growth and Income Fund will not invest more than 20% of its total assets in foreign securities; however, under normal circumstances, no more than 10% of its total assets will be invested in foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.

     The Funds may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Funds' foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

     Although the Funds may buy securities of foreign issuers in foreign markets, most of their foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York Shares." The Funds may invest in foreign-currency-denominated securities that trade in foreign markets if the Adviser believes that such investments will be advantageous to the Funds.

     ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

     Lending Portfolio Securities. In order to increase its return on investments, each Fund may make loans of its portfolio securities, as long as the market value of the loaned securities does not exceed one-third of the value of the Fund's total assets. Loans of portfolio securities will always be fully collateralized by cash or securities issued or guaranteed by the U.S. Government and marked to market daily, at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered by the Adviser to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

     Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Each Fund does not intend to enter into such forward contracts if it would have more than 5% of the value of its net assets committed to the initial margin and option premiums on such contracts on a regular or continuous basis. A Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Fund. The Funds' custodian bank will pledge any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign currency. If the value of the securities pledged declines, additional cash or securities will be added so that the pledged amount is not less than the amount of the Fund's commitments with respect to such contracts. Generally, the Fund does not enter into forward contracts with a term longer than one year.

     Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.


     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.


     Foreign Currency Futures Transactions. Each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

     Regulatory Restrictions. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, each Fund will maintain in a pledged account any asset, including equity securities and non-investment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the value of such contracts.

     Each Fund may enter into futures contracts and the Growth and Income Fund may also engage in options or options on futures contracts, provided that such obligations represent no more than 20% of a Fund's net assets. Under the Commodity Exchange Act, a Fund may enter into futures and options transactions for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums and for other than hedging purposes provided that assets committed to initial margin and option premiums do not exceed 5% of a Fund's net assets. To the extent required by law, the Funds will set aside cash and appropriate liquid assets in a pledged account to cover its obligations related to futures contracts and options.

     Derivative Investments. In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Funds anticipate increasing their exposure, the Funds may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases be limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Funds to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

                             PERFORMANCE INFORMATION


     The Funds may, from time to time, include total return in advertisements, sales literature or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as yield of a class or Fund and as total return of any Class or Fund.


     Standardized quotations of average annual total return for each Class of Shares of a Fund will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in either Class A, Class B, Class C or Class M Shares of a Fund over periods of 1, 5 and 10 years or up to the life of the class of shares of a Fund, calculated for each class separately pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A and M Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and C Shares, and assume that all dividends and distributions are reinvested when paid.


     The Funds may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Funds against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Russell 1000 Value Index, Russell 2000 Value Index, Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer's Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.


     Advertisements, sales literature and other communications may contain information about the Funds and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gains components.

     Performance information reflects only the performance of a hypothetical investment in each class during the particular time period on which the calculations are based. Performance information should be considered in light of each Fund's investment objectives and policies, characteristics and quality of the portfolio, and the market condition during the given time period, and should not be considered as a representation of what may be achieved in the future.

     The Funds may also compute aggregate cumulative total return for specified periods based on a hypothetical Class A, Class B, Class C or Class M account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return reflects payment of the Class A and M Shares' maximum sales charge of 4.75% and 3.50%, respectively, and assumes reinvestment of all income dividends and capital gain distributions during the period.


     The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, for each class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Funds. It is the practice of the Adviser to seek the best prices and execution of orders and to negotiate brokerage commissions which in the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Funds an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. The Adviser believes that the Funds benefit with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of: the firm's ability to execute the order in the desired manner; the value of research services provided by the firm; and the firm's attitude toward and interest in mutual funds in general including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Funds and shareholders.

     A high rate of portfolio turnover involves a correspondingly higher amount of brokerage commissions and other costs which must be borne directly by the Funds and indirectly by shareholders.

     The Funds have adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Funds. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Funds' participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.



                             THE INVESTMENT ADVISERS

     The offices of Phoenix Investment Counsel, Inc., (PIC) are located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was organized in 1932 as John P. Chase, Inc. In addition to the Growth and Income Fund, PIC also serves as investment adviser to The Phoenix Edge Series Fund (all Series other than Real Estate Securities Series and Aberdeen New Asia Series), Phoenix Series Fund, Phoenix Multi Portfolio Fund (other than the Phoenix Real Estate Securities Portfolio), Phoenix Strategic Allocation Fund, Inc., Phoenix Strategic Equity Series Fund (except Equity Opportunities Fund), Phoenix Duff & Phelps Institutional Mutual Funds (except Real Estate Equity Securities Portfolio, Core Equity Portfolio and Enhanced Reserves Portfolio), Phoenix Investment Trust 97 and as subadviser to SunAmerica Series Trust among others. PIC also serves as subadviser to the Phoenix-Aberdeen New Asia Fund of Phoenix-Aberdeen Series Fund and the Aberdeen New Asia Series of the Phoenix Edge Series Fund.

     Philip R. McLoughlin, a director and officer of the Fund, is also a director of the Adviser. Michael E. Haylon, an officer of the Fund, is also a director and officer of the Adviser. Christian C. Bertelsen, Jeffrey Bohne, William E. Keen, III, William R. Moyer and William J. Newman, officers of the Fund, are officers of the Adviser.

     The offices of Duff & Phelps Investment Management Co., Inc. ("DPIM") are located at 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603. In addition to the Core Equity Fund, DPIM serves as investment adviser to the Enhanced Reserves Portfolio and the Core Equity Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds and three closed-end funds: Duff & Phelps Utilities Income, Inc., Duff & Phelps Utilities Tax-Free Income Inc., and Duff & Phelps Utility and Corporate Bond Trust, Inc.

     All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Investment Partners, Ltd. DPIM is also a subsidiary of Phoenix Investment Partners, Ltd (previously known as Phoenix Duff & Phelps Corporation). A majority of the outstanding shares of Phoenix Investment Partners, Ltd. are owned by PM Holdings, Inc. ("Holdings"), a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Equity Planning, a mutual fund distributor, acts as the national distributor of the Trust's shares and as Financial Agent of the Trust. The principal office of Phoenix Home Life is located at One American Row, Hartford, Connecticut, 06115. The principal office of Equity Planning is located at 100 Bright Meadow Boulevard, Enfield, Connecticut, 06082.


     The Advisers provide certain services and facilities required to carry on the day-to-day operations of the Funds (for which each receives management fees) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; legal, auditing and accounting services; regulatory filing fees and expenses of printing the Funds' registration statement (but the Distributor purchases such copies of the Funds' prospectuses and reports and communications to shareholders as it may require for sales purposes); insurance expense; association membership dues; brokerage fees; and taxes.

     All costs and expenses (other than those specifically referred to as being borne by the Advisers) incurred in the operation of the Funds are borne by the Funds. Each Fund pays expenses incurred in its own operation and also pays a portion of the Trust's general administration expenses allocated on the basis of the asset size of the respective Fund, except where an allocation using an alternative method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Funds and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Advisers or any of their affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Funds), association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Funds will also pay the fees and bear the expense of registering and maintaining the registration of the Trust and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

     The investment advisory agreements provide that the Advisers shall not be liable to the Funds or to any shareholder of the Funds for any error of judgment or mistake of law or for any loss suffered by the Funds or by any shareholder of the Funds in connection with the matters to which the investment advisory agreements relate, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Advisers in the performance of their duties thereunder.



     As full compensation for the services and facilities furnished to the Funds, the Advisers are entitled to a fee, payable monthly, as described in the Prospectus. There is no assurance that the Funds will reach net asset levels high enough to realize reductions in the rates of the advisory fees. Any reduction in the rate of the advisory fee on each Fund will be in proportion to the averages of the aggregate daily net asset values for each class of shares for the period for which the fee had been paid.



     The advisory agreements continue in force from year to year for each Fund, provided that, with respect to each Fund, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of each Fund. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreements will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Trust or by the Adviser, on sixty (60) days written notice.


                                 NET ASSET VALUE



     The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Funds do not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Funds. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.



     A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.


                                HOW TO BUY SHARES

     The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.


     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.



                        ALTERNATIVE PURCHASE ARRANGEMENTS

     Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or

(ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange are confirmed at the offering price effective at that time, provided the order is received by the Distributor prior to its close of business.


     The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Trust, the accumulated continuing distribution plan fees and contingent deferred sales charges on Class B or C Shares would be less than the initial sales charge and accumulated distribution plan fees on Class A or M Shares purchased at the same time.

     Dividends paid by the Funds, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution plan fees and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."


Class A Shares

     Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to an ongoing distribution services fee at an annual rate of up to 0.25% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges. See the Funds' current Prospectus for additional information.


Class B Shares

     Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. See the Funds' current Prospectus for additional information.


     Class B Shares are subject to an ongoing distribution services fee at an annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution plan fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

     Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution plan fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

     For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Trust account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Trust account (other than those in the sub-account) convert to Class A, an equal pro rata portion of the Class B Share dividends in the sub-account will also convert to Class A Shares.


Class C Shares

     Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution services fee of up to 1.00% of the Funds' aggregate average daily net assets attributable to Class C Shares. See the Funds' current Prospectus for more information.

Class M Shares

     Class M Shares are currently closed to new investors. Class M Shares incur a sales charge at the time of purchase but are not subject to any sales charge when redeemed. Certain purchases of Class M Shares may qualify for reduced initial sales charges as described in the Funds' Prospectus. Class M Shares are subject to an ongoing distribution services fee of up to 0.50% of the Funds' aggregate average daily net assets attributable to Class M Shares.



                            INVESTOR ACCOUNT SERVICES

     The Funds offer combination purchase privileges, letters of intent, accumulation plans, withdrawal plans and reinvestment and exchange privileges as described in the Funds' current Prospectus. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574.


     Exchanges. Under certain circumstances, shares of any Phoenix Fund may be exchanged for shares of the same Class of another Phoenix Fund or any other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, Series, or Portfolio, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Affiliated Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes").

     Systematic Exchanges. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Affiliated Phoenix Fund automatically on a monthly, quarterly, semi-annual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. On Class B and C Share exchanges, the CDSC schedule of the original shares purchased continues to apply.

     Dividend Reinvestment Across Accounts. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix Fund or any other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.


                              HOW TO REDEEM SHARES


     Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more. See the Funds' current Prospectus for further information.


     The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.


     Redemptions by Class B and C shareholders will be subject to the applicable deferred sales charge, if any.


     Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 30-day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

By Mail

     Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

Telephone Redemptions
     Shareholders may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.


Reinvestment Privilege

     Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") and qualify annually as such under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, each Fund will not be subject to federal income tax on such part of its ordinary income and net realized capital gains which it distributes to shareholders provided it meets certain distribution requirements. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities. If in any taxable year each Fund does not qualify as a regulated investment company, all of its taxable income will be taxed at corporate rates.

     The Code imposes a 4% nondeductible excise tax on a regulated investment company if it does not distribute to its shareholders during the calendar year an amount equal to 98% of the Fund's net ordinary income, with certain adjustments, for such calendar year, plus 98% of each Fund' net capital gains for the 12-month period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements. If each Fund has taxable income that would be subject to the excise tax, each Fund intends to distribute such income so as to avoid payment of the excise tax.

     Under another provision of the Code, any dividend declared by each Fund to shareholders of record in October, November and December of any year will be deemed to have been received by, and will be taxable to shareholders as of December 31 of such year, provided that the dividend is actually paid by each Fund before February 1, of the following year.

     The Funds' policy is to distribute to its shareholders substantially all investment company taxable income as defined in the Code and any net realized capital gains for each year and consistent therewith to meet the distribution requirements of Part I of subchapter M of the Code. The Funds intend to meet the other requirements of Part I of subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Funds will pay no taxes on net investment income and net realized capital gains distributed to shareholders.

     Under certain circumstances, the sales charge incurred in acquiring shares of the Funds may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Funds are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

     Distributions by the Funds reduce the net asset value of the Funds' shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the shares, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

     Transactions in options on stock indices are subject to the Code rules of section 1256. Pursuant to these rules, such options, whether sold by the Funds during a taxable year or held by the Funds at the close of its taxable year, will be treated as if sold for their market value, with 40% of any resulting gain or loss treated as short-term and 60% long-term.

     A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.


Important Notice Regarding Taxpayer IRS Certification

     Pursuant to IRS Regulations, the Funds may be required to withhold 31% of all reportable payments including any taxable dividends, capital gains distributions or share redemption proceeds, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.


     The Funds will furnish shareholders, within 31 days after the end of the calendar year, with information which is required by the Internal Revenue Service for preparing income tax returns. Investors are urged to consult their attorney or tax adviser regarding specific questions as to federal, foreign, state or local taxes.


                         TAX SHELTERED RETIREMENT PLANS

     Shares of the Trust are offered in connection with the following retirement plans or programs: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing and Money Purchase Pension Plans and 403(b) Retirement Programs. Write or call Equity Planning (800) 243-4361 for further information about the plans.



                                 THE DISTRIBUTOR


     Pursuant to an Underwriting Agreement with the Funds, Phoenix Equity Planning Corporation (the "Distributor"), an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. and an affiliate of DPIM, serves as distributor for the Funds. As such, the Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. The address of the Distributor is 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200.

     The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Funds, or by vote of a majority of the Funds' Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its assignment.


     Dealers with whom the Distributor has entered into sales agreements receive sales charges in accordance with the commission table set forth in the Prospectus. The Distributor may from time to time pay, from its own resources or pursuant to the Plan of Distribution described below, a bonus or other incentive to dealers (other than the Distributor) which employ a registered representative who sells a minimum dollar amount of the shares of the Funds during a specific period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States or other bonuses such as gift certificates or the cash equivalent of such bonuses. The Distributor may, from time to time, reallow the entire portion of the sales charge which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

     Equity Planning also acts as administrative agent of the Trust and as such performs administrative, bookkeeping and pricing functions for the Funds. As compensation for such services, Equity Planning is entitled to a fee, payable monthly and based upon the average of the aggregate daily net asset values of each Fund, at the following incremental annual rates:


        First $100 million                     .05% subject to a minimum fee
        $100 million to $300 million           .04%
        $300 million through $500 million      .03%
        Greater than $500 million             .015%

     A minimum charge of $50,000 is applicable for each Fund. In addition, Equity Planning is paid $12,000 for each class of shares beyond one.


                              PLANS OF DISTRIBUTION


     The Trust has adopted separate amended and restated distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of each series of the Trust (the "Class A Plan," the "Class B Plan," the "Class C Plan," the "Class M Plan," and collectively the "Plans"). The Plans permit the Funds to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each class of shares of the Funds.

     Pursuant to the Plans, the Funds will pay the Distributor 0.25% of the average daily net assets of the Funds for providing services to shareholders including assistance with inquiries related to shareholder accounts (the "Service Fee"). Pursuant to the Plans, the Funds may reimburse the Distributor monthly for actual expenses of the Distributor up to 0.75% of the average daily net assets of the Funds' Class B and of Class C Shares, and up to 0.25% of the average daily net assets of the Funds' Class M Shares. Expenditures under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds;
(v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectuses and Statements of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees of the Funds determine are reasonably calculated to result in the sale of shares of the Funds.


     In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

     The fee received by the Distributor under the early years of the Plans is not likely to reimburse the Distributor for the total distribution expenses it will actually incur as a result of the Funds having fewer assets and the Distributor incurring greater promotional expenses during the start-up phase. If the Plans are terminated in accordance with their terms, the obligations of the Funds to make payments to the Distributor pursuant to the Plans will cease and the Funds will not be required to make any payments past the date on which each Plan terminates.

     On a quarterly basis, the Funds' Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Funds' Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provides that while it is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding shares of the Funds.

     The National Association of Securities Dealers (the "NASD"), recently approved certain amendments to the NASD's mutual fund maximum sales charge rule. The amendments would, under certain circumstances, regard distribution fees to be asset-based sales charges subject to NASD sales load limits. An amendment to the NASD's maximum sales charge rule may require the Trustees to amend the Plan.


                              TRUSTEES AND OFFICERS

     The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below and, unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut, 06115-0480.



                            Positions Held                         Principal Occupations
Name, Address and Age       With the Trust                       During the Past 5 Years
------------------------   ----------------   ------------------------------------------------------------
Robert Chesek (63)         Trustee            Trustee/Director (1981-present) and Chairman (1989-1994),
49 Old Post Road                              Phoenix Funds. Trustee, Phoenix-Aberdeen Series Fund and
Wethersfield, CT 06109                        Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                              present). Vice President, Common Stock, Phoenix Home Life
                                              Mutual Insurance Company (1980-1994). Director/Trustee, the
                                              National Affiliated Investment Companies (until 1993).

                              Positions Held                           Principal Occupations
Name, Address and Age         With the Trust                          During the Past 5 Years
---------------------------   ----------------   ----------------------------------------------------------------
E. Virgil Conway (68)         Trustee            Chairman, Metropolitan Transportation Authority (1992-
9 Rittenhouse Road                               present). Trustee/Director, Consolidated Edison Company of
Bronxville, NY 10708                             New York, Inc. (1970-present), Pace University (1978-
                                                 present), Atlantic Mutual Insurance Company (1974-present),
                                                 HRE Properties (1989-present), Greater New York Councils,
                                                 Boy Scouts of America (1985-present), Union Pacific Corp.
                                                 (1978-present), Blackrock Freddie Mac Mortgage Securities
                                                 Fund (Advisory Director) (1990-present), Centennial Insurance
                                                 Company (1974-present), Josiah Macy, Jr., Foundation (1975-
                                                 present), The Harlem Youth Development Foundation (1987-
                                                 present), Accuhealth (1994-present), Trism, Inc. (1994-
                                                 present), Realty Foundation of New York (1972-present), New
                                                 York Housing Partnership Development Corp. (Chairman)
                                                 (1981-present) and Fund Directions (Advisory Director)
                                                 (1993-present). Director/Trustee, Phoenix Funds (1993-
                                                 present). Trustee, Phoenix-Aberdeen Series Fund and Phoenix
                                                 Duff & Phelps Institutional Mutual Funds (1996-present).
                                                 Director, Duff & Phelps Utilities Tax-Free Income Inc. and
                                                 Duff & Phelps Utility and Corporate Bond Trust Inc. (1995-
                                                 present). Chairman, Audit Committee of the City of New York
                                                 (1981-1996). Advisory Director, Blackrock Fannie Mae
                                                 Mortgage Securities Fund (1989-1996). Chairman, Financial
                                                 Accounting Standards Advisory Council (1992-1995).
                                                 Director/Trustee, the National Affiliated Investment Companies
                                                 (until 1993).

Harry Dalzell-Payne (68)      Trustee            Director/Trustee, Phoenix Funds (1983-present). Trustee,
330 East 39th Street                             Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
Apartment 29G                                    Institutional Mutual Funds (1996-present). Director, Duff &
New York, NY 10016                               Phelps Utilities Tax-Free Income Inc. and Duff & Phelps
                                                 Utility and Corporate Bond Trust Inc. (1995-present). Director,
                                                 Farragut Mortgage Co., Inc. (1991-1994). Director/Trustee, the
                                                 National Affiliated Investment Companies (1983-1993).
                                                 Formerly a Major General of the British Army.

*Francis E. Jeffries (67)     Trustee            Director/Trustee, Phoenix Funds (1995-present). Trustee,
6585 Nicholas Blvd.                              Phoenix-Aberdeen Series Inc. and Phoenix Duff & Phelps
Apt. 1601                                        Institutional Mutual Funds (1996-present). Director, Duff &
Naples, FL 33963                                 Phelps Utilities Income Fund (1987-present), Duff & Phelps
                                                 Utilities Tax-Free Income Inc. (1991-present) and Duff &
                                                 Phelps Utility and Corporate Bond Trust Inc. (1993-present).
                                                 Director, The Empire District Electric Company (1984-
                                                 present). Director (1989-1997), Chairman of the Board (1993-
                                                 1997), President (1989-1993), and Chief Executive Officer
                                                 (1989-1995), Phoenix Investment Partners, Ltd.

Leroy Keith, Jr. (59)         Trustee            Chairman and Chief Executive Officer, Carson Products
Chairman and Chief                               Company (1995-present). Director/Trustee, Phoenix Funds
Executive Officer                                (1980-present). Trustee, Phoenix-Aberdeen Series Fund and
Carson Product Company                           Phoenix Duff & Phelps Institutional Mutual Funds (1996-
64 Ross Road                                     present). Director, Equifax Corp. (1991-present) and
Savannah, GA 30750                               Evergreen International Fund, Inc. (1989-present). Trustee,
                                                 Evergreem Liquid Trust, Evergreem Tax Exempt Trust,
                                                 Evergreen Tax Free Fund, Master Reserves Tax Free Trust,
                                                 and Master Reserves Trust. President, Morehouse College
                                                 (1987-1994). Chairman and Chief Executive Officer, Keith
                                                 Ventures (1992-1994). Director/Trustee, the National Affiliated
                                                 Investment Companies (until 1993).

                               Positions Held                           Principal Occupations
Name, Address and Age          With the Trust                          During the Past 5 Years
----------------------------   ----------------   -----------------------------------------------------------------
*Philip R. McLoughlin (51)     Trustee and        Chairman (1997-present), Director (1995-present), Vice
                               President          Chairman (1995-1997) and Chief Executive Officer (1995-
                                                  present), Phoenix Investment Partners, Ltd. Director (1994-
                                                  present) and Executive Vice President, Investments (1988-
                                                  present), Phoenix Home Life Mutual Insurance Company.
                                                  Director/Trustee and President, Phoenix Funds (1989-present).
                                                  Trustee and President, Phoenix-Aberdeen Series Fund and
                                                  Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                  present). Director, Duff & Phelps Utilities Tax-Free Income Inc.
                                                  (1995-present) and Duff & Phelps Utility and Corporate Bond
                                                  Trust Inc. (1995-present). Director (1983-present) and Chairman
                                                  (1995-present), Phoenix Investment Counsel, Inc. Director
                                                  (1984-present) and President (1990- present), Phoenix Equity
                                                  Planning Corporation. Director (1993-present), Chairman (1993-
                                                  present) and Chief Executive Officer (1993-1995), National
                                                  Securities & Research Corporation. Director, Phoenix Realty
                                                  Group, Inc. (1994-present), Phoenix Realty Advisors, Inc. (1987-
                                                  present), Phoenix Realty Investors, Inc. (1994-present), Phoenix
                                                  Realty Securities, Inc. (1994-present), PXRE Corporation
                                                  (Delaware) (1985-present), and World Trust Fund (1991-present).
                                                  Director and Executive Vice President, Phoenix Life and Annuity
                                                  Company (1996-present). Director and Executive Vice President,
                                                  PHL Variable Insurance Company (1995-present). Director,
                                                  Phoenix Charter Oak Trust Company (1996-present). Director and Vice President, PM Holdings, Inc. (1985-present). Director and President, Phoenix Securities Group, Inc. (1993-1995).
                                                  Director (1992-present) and President (1992-1994), W.S. Griffith
                                                  & Co., Inc. Director, PHL Associates, Inc. (1995-present).
                                                  Director/Trustee, the National Affiliated Investment Companies
                                                  (until 1993).

**Everett L. Morris (69)       Trustee            Vice President, W.H. Reaves and Company (1993-present).
  164 Laird Road                                  Director/Trustee, Phoenix Funds (1995-present). Trustee,
  Colts Neck, NJ 07722                            Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                                  Institutional Mutual Funds (1996-present). Director, Duff &
                                                  Phelps Utilities Tax-Free Income Inc. (1991-present) and Duff
                                                  & Phelps Utility and Corporate Bond Trust Inc. (1993-present).

 *James M. Oates (51)          Trustee            Chairman, IBEX Capital Markets LLC (1997-present).
  Managing Director                               Managing Director, Wydown Group (1994-present). Director,
  The Wydown Group                                Phoenix Investment Partners, Ltd. (1995-present). Director/
  IBEX Capital Markets LLC                        Trustee, Phoenix Funds (1987-present). Trustee, Phoenix-
  60 State Street                                 Aberdeen Series Fund and Phoenix Duff & Phelps
  Suite 950                                       Institutional Mutual Funds (1996-present). Director, AIB
  Boston, MA 02109                                Govett Funds (1991-present), Blue Cross and Blue Shield of
                                                  New Hampshire (1994-present), Investors Financial Service
                                                  Corporation (1995-present), Investors Bank & Trust
                                                  Corporation (1995-present), Plymouth Rubber Co. (1995-
                                                  present) and Stifel Financial (1996-present) and Command
                                                  Systems, Inc. (1998-present). Vice Chairman, Massachusetts
                                                  Housing Partnership (1998-present). Member, Chief
                                                  Executives Organization (1996-present). Director (1984-1994),
                                                  President (1984-1994) and Chief Executive Officer (1986-
                                                  1994), Neworld Bank. Director/Trustee, the National Affiliated
                                                  Investment Companies (until 1993).

                                 Positions Held                           Principal Occupations
Name, Address and Age            With the Trust                         During the Past 5 Years
-----------------------------   ----------------   ---------------------------------------------------------------
 *Calvin J. Pedersen (56)       Trustee            Director (1986-present), President (1993-present) and
  Phoenix Duff & Phelps                            Executive Vice President (1992-1993), Phoenix Investment
  Corporation                                      Partners, Ltd. Director/Trustee, Phoenix Funds (1995-present).
  55 East Monroe Street                            Trustee, Phoenix-Aberdeen Series Fund and Phoenix Duff &
  Suite 3600                                       Phelps Institutional Mutual Funds (1996-present). President
  Chicago, IL 60603                                and Chief Executive Officer, Duff & Phelps Utilities Tax-Free
                                                   Income Inc. (1995-present), Duff & Phelps Utilities Income
                                                   Inc. (1994-present) and Duff & Phelps Utility and Corporate
                                                   Bond Trust Inc. (1995-present).

**Herbert Roth, Jr. (69)        Trustee            Director/Trustee, Phoenix Funds (1980-present). Trustee,
  134 Lake Street                                  Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
  P.O. Box 909                                     Institutional Mutual Funds (1996-present). Director, Boston
  Sherborn, MA 01770                               Edison Company (1978-present), Landauer, Inc. (medical
                                                   services) (1970-present), Tech Ops./Sevcon, Inc. (electronic controllers) (1987-present), and Mark IV Industries
                                                   (diversified manufacturer) (1985-present). Member, Directors
                                                   Advisory Council, Phoenix Home Life Mutual Insurance
                                                   Company (1998-present). Director, Key Energy Group (oil rig service) (1988-1994) and Phoenix Home Life Mutual and
                                                   Insurance Company (1972-1998). Director/Trustee, the
                                                   National Affiliated Investment Companies (until 1993).

  Richard E. Segerson (52)      Trustee            Managing Director, Mullin Associates (1993-present).
  102 Valley Road                                  Director/Trustee, Phoenix Funds (1993-present). Trustee,
  New Canaan, CT 07840                             Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
                                                   Institutional Mutual Funds (1996-present). Vice President and
                                                   General Manager, Coats & Clark, Inc. (previously Tootal
                                                   American, Inc.) (1991-1993). Director/Trustee, the National
                                                   Affiliated Investment Companies (1984-1993).
  Lowell P. Weicker, Jr. (67)   Trustee            Trustee/Director, Phoenix Funds (1995-present). Trustee,
  731 Lake Avenue                                  Phoenix-Aberdeen Series Fund and Phoenix Duff & Phelps
  Greenwich, CT 06830                              Institutional Mutual Funds (1996-present). Director, UST Inc.
                                                   (1995-present), Burroughs Wellcome Fund (1996-present),
                                                   HPSC Inc. (1995-present), Duty Free International, Inc.
                                                   (1997-1998) and Compuware (1996-present). Visiting
                                                   Professor, University of Virginia (1997-present). Chairman,
                                                   Dresing, Lierman, Weicker (1995-1996). Governor of the State
                                                   of Connecticut (1991-1995).

  Michael E. Haylon (40)        Executive          Director and Executive Vice President--Investments, Phoenix
                                Vice               Investment Partners, Ltd. (1995-present). Executive Vice
                                President          President, Phoenix Funds (1993-present) and Phoenix-
                                                   Aberdeen Series Fund (1996-present). Executive Vice
                                                   President (1997-present), Vice President (1996-1997),
                                                   Phoenix Duff & Phelps Institutional Mutual Funds. Director
                                                   (1994-present), President (1995-present), Executive Vice
                                                   President (1994-1995), Vice President (1991-1994), Phoenix
                                                   Investment Counsel, Inc. Director (1994-present), President
                                                   (1996-present), Executive Vice President (1994-1996), Vice
                                                   President (1993-1994), National Securities & Research
                                                   Corporation. Director, Phoenix Equity Planning Corporation
                                                   (1995-present). Senior Vice President, Securities Investments,
                                                   Phoenix Home Life Mutual Insurance Company (1993-1995).
                                                   Various other positions with Phoenix Home Life Mutual
                                                   Insurance Company (1990-1993).

                               Positions Held                           Principal Occupations
Name, Address and Age          With the Trust                         During the Past 5 Years
---------------------------   ----------------   ---------------------------------------------------------------
Steven L. Colton (39)         Vice               Managing Director, Value Equities, Phoenix Investment
                              President          Counsel, Inc. (1997-present) and Managing Director, Value
                                                 Equities, National Securities & Research Corporation (1998-
                                                 present). Vice President, The Phoenix Edge Series Fund and
                                                 Phoenix Series Fund (1997-present). Vice President/Senior
                                                 Portfolio Manager, American Century Investment Management
                                                 (1987-1997). Portfolio Manager, American Century/Benham
                                                 Income & Growth Fund (1990-1997). Portfolio Manager,
                                                 American Century/Benham Equity Growth Fund (1991-1996).
                                                 Portfolio Manager, American Century/Benham Utilities Income
                                                 Fund (1993-1997).

William E. Keen, III (34)     Vice               Assistant Vice President, Phoenix Equity Planning
100 Bright Meadow Blvd.       President          Corporation (1996-present). Vice President, Phoenix Funds,
P.O. Box 2200                                    Phoenix Duff & Phelps Institutional Mutual Funds and
Enfield, CT 06083-2200                           Phoenix-Aberdeen Series Fund (1996-present). Assistant Vice
                                                 President, USAffinity Investments LP (1994-1995). Treasurer
                                                 and Secretary, USAffinity Funds (1994-1995). Manager, Fund
                                                 Administration, SEI Corporation (1991-1994).

William R. Moyer (53)         Vice               Senior Vice President and Chief Financial Officer, Phoenix
100 Bright Meadow Blvd.       President          Investment Partners, Ltd. (1995-present). Director (1998-
P.O. Box 2200                                    present), Senior Vice President, Finance (1990-present), Chief
Enfield, CT 06083-2200                           Financial Officer (1996-present), and Treasurer (1994-1996 and 1998-present), Phoenix Equity Planning Corporation.
                                                 Director (1998-present), Senior Vice President (1990-present),
                                                 Chief Financial Officer (1996-present) and Treasurer (1994-
                                                 present), Phoenix Investment Counsel, Inc. Director (1998-
                                                 present), Senior Vice President, Finance (1993-present), Chief
                                                 Financial Officer (1996-present), and Treasurer (1994-
                                                 present), National Securities & Research Corporation. Senior
                                                 Vice President and Chief Financial Officer, Duff & Phelps
                                                 Investment Management Co. (1996-present). Vice President,
                                                 Phoenix Funds (1990-present), Phoenix-Duff & Phelps
                                                 Institutional Mutual Funds (1996-present) and Phoenix-
                                                 Aberdeen Series Fund (1996-present). Senior Vice President and Chief Financial Officer, W. S. Griffith & Co., Inc. (1992-
                                                 1995) and Townsend Financial Advisers, Inc. (1993-1995).
                                                 Vice President, the National Affiliated Investment Companies
                                                 (until 1993). Vice President, Investment Products Finance,
                                                 Phoenix Home Life Mutual Insurance Company (1990-1995).

Diane L. Mustain (38)         Vice               Executive Vice President (1996-present), Senior Vice
                              President          President (1995-1996), Vice President (1993-1995), Duff &
                                                 Phelps Investment Management Co.

Leonard J. Saltiel (44)       Vice               Managing Director, Operations and Service (1996-present),
                              President          Senior Vice President (1994-1996), Phoenix Equity Planning
                                                 Corporation. Vice President, Phoenix Funds (1994-present),
                                                 Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                                 present) and Phoenix-Aberdeen Series Fund (1996-present).
                                                 Vice President, Investment Operations, Phoenix Home Life
                                                 Mutual Insurance Company (1994-1995). Various positions
                                                 with Home Life Insurance Company and Phoenix Home Life
                                                 Mutual Insurance Company (1987-1994).

                           Positions Held                           Principal Occupations
Name, Address and Age      With the Trust                         During the Past 5 Years
-----------------------   ----------------   ----------------------------------------------------------------
Nancy G. Curtiss (45)     Treasurer          Vice President, Fund Accounting (1994-present) and Treasurer
                                             (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                             Phoenix Funds (1994-present), Phoenix Duff & Phelps
                                             Institutional Mutual Funds (1995-present) and Phoenix-Aberdeen
                                             Series Fund (1996-present). Second Vice President and
                                             Treasurer, Fund Accounting, Phoenix Home Life Mutual
                                             Insurance Company (1994-1995). Various positions with Phoenix
                                             Home Life Insurance Company (1987-1994).

G. Jeffrey Bohne (50)     Secretary          Vice President and General Manager, Phoenix Home Life
101 Munson Street                            Mutual Insurance Co. (1993-present). Vice President, Transfer
Greenfield, MA 01301                         Agent Operations (1993-1996), Vice President, Mutual Fund
                                             Customer Service (1996-present), Phoenix Equity Planning
                                             Corporation. Secretary/Clerk, Phoenix Funds (1993-present).
                                             Phoenix Duff & Phelps Institutional Mutual Funds (1996-
                                             present) and Phoenix-Aberdeen Series Fund (1996-present).
                                             Vice President, Home Life of New York Insurance Company
                                             (1984-1992).


-----------
 *Indicates that the Trustee is an "interested person" of the Trust within the meaning of the definition set forth in Section 2(a)(19) of the Investment Company Act of 1940.


**Pursuant to the retirement policy of the Phoenix Funds, Messrs. Morris and Roth will retire from the Board of Trustees effective January 1, 1999.

     For services on the Boards of Directors/Trustees of the Phoenix Funds, each Trustee who is not a full-time employee of the Advisers or any of its affiliates currently receives a retainer at the annual rate of $40,000 and a fee of $2,500 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and a fee of $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and a fee of $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Fund receives a retainer at the annual rate of $1,000 and $1,000 per joint Executive Committee meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Costs are allocated equally to each of the Series and Funds within the Fund complex. The foregoing fees do not include the reimbursement of expenses incurred in connection with meeting attendance. Officers and employees of the Adviser who are interested persons are compensated by the Adviser and receive no compensation from the Fund.

     For the Funds' current fiscal year, the Trustees will receive approximately the following compensation:





                                                                                              Total
                                                                                           Compensation
                                                  Pension or                              From Fund and
                              Aggregate      Retirement Benefits        Estimated          Fund Complex
                            Compensation       Accrued as Part       Annual Benefits        (13 Funds)
          Name                From Fund        of Fund Expenses      Upon Retirement     Paid to Trustees
------------------------   --------------   ---------------------   -----------------   -----------------
Robert Chesek                 $1,568               None                  None              $26,750
                                                 for any               for any
                                                 Trustee               Trustee
E. Virgil Conway+             $1,833                                                       $30,875
Harry Dalzell-Payne+          $1,568                                                       $26,875
Francis E. Jeffries           $1,475*                                                      $     0
Leroy Keith, Jr.              $1,568                                                       $26,750
Philip R. McLoughlin+         $    0                                                       $     0
Everett L. Morris+            $1,475*                                                      $25,375
James M. Oates+               $1,725                                                       $29,000
Calvin Pedersen               $    0                                                       $     0
Herbert Roth, Jr.+            $1,925*                                                      $32,375
Richard E. Segerson           $1,785                                                       $30,125
Lowell P. Weicker, Jr.        $1,800                                                       $30,125

Since the registrant has not completed its first full year since its organization, the table above covers an estimated future payment for the period from September 25, 1997 through the Fund's first fiscal year end August 31, 1998.

*This compensation (and the earnings thereon) paid to Messrs. Jeffries and Roth will be deferred pursuant to the Directors' Deferred Compensation Plan. At April 30, 1998, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Jeffries, Morris and Roth was $82,041, $137,256 and $140,068, respectively. At present, by agreement among the Trust, the Distributor and the electing director, director fees that are deferred are paid by the Trust to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.

+Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.

At April 30, 1998, the Trustees and Officers as a group owned less than    of
the outstanding shares of the Trust.


Principal Shareholders

     The following table sets forth information as of April 27, 1998 with respect to each person who owns of record or is known by the Registrant to own of record or beneficially own 5% or more of any class of the Registrant's equity securities.





Name of Shareholder             Class           Number of Shares       Percent of Class
-------------------             -----           ----------------       ----------------
Core Equity Fund

Phoenix Home Life               Class A         471,749.265            44.35%
56 Prospect St.
Hartford, CT 06103-2818

TTEES of Phoenix Savings &      Class A          86,606.981             8.14%
Investment Plan (PDP)
100 Bright Meadow Blvd.
PO Box 1900
Enfield, CT 06083-1900

MLPF&S For The Sole             Class A          70,460.478             6.62%
Benefit of its Customers
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32426-6484

MLPF&S For The Sole             Class B         302,272.665            66.21%
Benefit of its Customers
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

Phoenix Home Life               Class C          10,028.431             5.76%
56 Prospect St.
Hartford, CT 06103-2818

Donaldson Lufkin Jenrette       Class C          14,590.347             8.38%
Securities Corporation Inc.
PO Box 2052
Jersey City, NJ 07303-2052

MLPF&S For The Sole             Class C         128,057.048            73.59%
Benefit of its Customers
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

Phoenix Home Life               Class M          10,022.505            98.78%
56 Prospect St.
Hartford, CT 06103-2818

Name of Shareholder                 Class       Number of Shares     Percent of Class
-------------------                 -----       ----------------     ----------------
Phoenix Growth & Income Fund

Phoenix Home Life                   Class A     473,114.738          15.81%
56 Prospect St.
Hartford, CT 06103-2818

NFSC FEBO # 179-684260              Class A     163,132.137           5.45%
AMALG Bank of NY C/F
UFCW LCL 50 Pension Plan
Amivest Corp. Disc. Invt. Mngr.
11-15 Union Sq.
New York, NY 10459-2792

William J Ragen TTEE                Class C      32,344.061           6.57%
WRL Inc. Profit Sharing Plan
& Trust DTD 1/1/89
111 W Jackson Blvd. Ste. 1144
Chicago, IL 60604-3503

MLPF&S For The Sole                 Class C      26,759.791           5.44%
Benefit of its Customers
ATTN: Fund Administration
4800 Deer Lake Dr. E 3rd Fl
Jacksonville, FL 32246-6484

Phoenix Home Life                   Class M      10,058.358          19.13%
56 Prospect Street
Hartford, CT 06103-2818

PaineWebber For The Benefit Of      Class M       4,767.000           9.07%
William R. Crim
Box 1250
Kilgore, TX 75663-1250

PaineWebber For The Benefit Of      Class M       4,767.000           9.07%
Sami E. Constantine MD Assoc.
Pension & Profit Sharing Plan
1010 N Beltline Rd. Ste. 104
Mesquite, TX 75149-1770

Wheat First Securities, Inc.        Class M       2,862.595           5.45%
A/C 4857-7108
Robert J. Kovacs IRA
WFS As Custodian
3021 W Washington Street
Allentown, PA 18104-3818



                                OTHER INFORMATION

     The Trust's Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the Securities and Exchange Commission which may be obtained from the Commission's principal office at 450 Fifth Street, N.W., Washington, DC 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.



Independent Accountants


     Price Waterhouse LLP, 160 Federal Street, Boston, MA 02110 has been selected as the independent accountants for the Funds. Price Waterhouse LLP audits the Funds' annual financial statements and expresses an opinion thereon.



Custodian and Transfer Agent

     State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, serves as custodian of the Funds' assets (the "Custodian"). Equity Planning, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200, acts as Transfer Agent for the Funds (the "Transfer Agent"). As compensation, Equity Planning receives a fee equivalent to $19.25 for each designated daily dividend shareholder account and $14.95 for each designated non-daily dividend shareholder account plus out-of-pocket expenses. Transfer Agent fees are also utilized to offset costs and fees paid to subtransfer agents employed by Equity Planning. State Street Bank and Trust Company serves as a subtransfer agent pursuant to a Subtransfer Agency Agreement.


Report to Shareholders

     The fiscal year of the Funds end on August 31. The Funds will send financial statements to shareholders at least semi-annually. An annual report, containing financial statements, audited by independent accountants, will be sent to shareholders each year, and is available without charge upon request.

Financial Statements

     Financial information relating to the Trust is contained in the Semiannual Reports to Shareholders for the period ended February 28, 1998 and is available by calling Equity Planning at (800) 243-4361, or by writing to Equity Planning at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200. The Semiannual Report is incorporated into this Statement of Additional Information by reference. A copy of the Semiannual Report must precede or accompany this Statement of Additional Information.

                                    APPENDIX

Moody's Investors Service, Inc. Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa Group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation's Corporate Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Phoenix Core Equity Fund

--------------------------------------------------------------------------------

                        INVESTMENTS AT FEBRUARY 28, 1998
                                  (Unaudited)

                                                 SHARES     VALUE
                                                 ------   ---------
COMMON STOCKS--93.5%
Airlines--1.1%
  AMR Corp. (b) ............................      1,150   $145,547
                                                          --------
Banks (Major Regional)--7.5%
  Fleet Financial Group, Inc. ..............      3,500    275,844
  NationsBank Corp. ........................      7,578    519,102
  Washington Mutual, Inc. ..................      3,500    234,937
                                                          --------
                                                         1,029,883
                                                          --------
Banks (Money Center)--2.3%
  Chase Manhattan Corp. ....................      2,500    310,156
                                                          --------
Beverages (Non-Alcoholic)--1.4%
  PepsiCo, Inc. ............................      5,400    197,438
                                                          --------
Building Materials--2.5%
  Masco Corp. ..............................      6,200    337,125
                                                          --------
Chemicals (Specialty)--2.2%
  Morton International, Inc. ...............      9,300    307,481
                                                          --------
Computers (Hardware)--3.6%
  Compaq Computer Corp. ....................     15,300    490,556
                                                          --------
Computers (Networking)--3.9%
  Cisco Systems, Inc. (b) ..................      8,075    531,941
                                                          --------
Computers (Software & Services)--2.5%
  Microsoft Corp. (b) ......................      4,000    339,000
                                                          --------
Electrical Equipment--4.7%
  Emerson Electric Co. .....................      6,100    389,256
  General Electric Co. .....................      3,250    252,688
                                                          --------
                                                           641,944
                                                          --------
Entertainment--3.8%
  Walt Disney Co. (The) ....................      4,600    514,912
                                                          --------
Financial (Diversified)--4.5%
  American Express Co. .....................      3,700    333,231
  FNMA .....................................      4,500    287,156
                                                          --------
                                                           620,387
                                                          --------
Health Care (Diversified)--2.7%
  Bristol-Myers Squibb Co. .................      3,700    370,694
                                                          --------
Health Care (Drugs-Major Pharmaceuticals)--3.8%
  Pfizer, Inc. .............................      2,600    230,100
  Schering-Plough Corp. ....................      3,800    289,038
                                                          --------
                                                           519,138
                                                          --------
Health Care (Long Term Care)--2.0%
  HEALTHSOUTH Corp. (b) ....................     10,300    278,100
                                                          --------
Health Care (Medical Products & Supplies)--1.5%
  Medtronic, Inc. ..........................      3,800    201,875
                                                          --------
Household Products (Non-Durables)--3.7%
  Colgate-Palmolive Co. ....................      6,250    507,422
                                                          --------
Insurance (Multi-Line)--3.5%
  Hartford Financial Services Group, Inc. ..      4,900    481,425
                                                          --------
Insurance (Property-Casualty)--2.5%
  Allstate Corp. ...........................      3,650    340,362
                                                          --------

                                                 SHARES     VALUE
                                                 ------   ---------
Lodging--Hotels--2.4%
  Marriott International, Inc. .............      4,300   $325,725
                                                          --------
Manufacturing (Diversified)--1.2%
  Illinois Tool Works, Inc. ................      2,700    161,831
                                                          --------
Office Equipment & Supplies--2.7%
  Pitney Bowes, Inc. .......................      8,000    375,000
                                                          --------
Oil & Gas (Drilling & Equipment)--4.3%
  Baker Hughes, Inc. .......................      5,750    235,391
  Cooper Cameron Corp. (b) .................      2,300    123,337
  Halliburton Co. ..........................      5,050    234,825
                                                          --------
                                                           593,553
                                                          --------
Personal Care--3.7%
  Avon Products, Inc. ......................      5,150    362,753
  Gillette Co. .............................      1,300    140,238
                                                          --------
                                                              ,991
                                                          --------
Restaurants--1.5%
  McDonald's Corp. .........................      3,700    202,575
                                                          --------
Retail (Building Supplies)--1.5%
  Home Depot, Inc. .........................      3,150    201,009
                                                          --------
Retail (Department Stores)--2.2%
  Federated Department Stores, Inc. (b) ....      6,450    302,344
                                                          --------
Retail (Drug Stores)--1.7%
  Walgreen Co. .............................      6,500    238,469
                                                          --------
Retail (General Merchandise)--4.2%
  Dayton Hudson Corp. ......................      7,450    575,978
                                                          --------
Services (Commercial & Consumer)--4.1%
  Service Corporation International ........     14,950    566,231
                                                          --------
Services (Data Processing)--1.4%
  First Data Corp. .........................      5,650    192,100
                                                          --------
Telephone--2.9%
  Ameritech Corp. ..........................      9,450    393,947
                                                          --------
TOTAL COMMON STOCKS
 (Identified cost $11,574,520) .............            12,797,139
                                                          --------


                                              PAR
                                             VALUE
                                             (000)
                                             ------
SHORT-TERM OBLIGATIONS--3.1%
Money Market Mutual Funds--3.1%
  State Street Global Advisors Seven Seas
    Money Market Fund (5.40% seven
    day effective yield) ...................   $ 426       426,284
                                                       -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $426,284)........................       426,284
                                                       -----------
TOTAL INVESTMENTS--96.6%
  (Identified cost $12,000,804).....................    13,223,423(a)
  Cash and receivables,
     less liabilities--3.4% ........................       465,026
                                                       -----------
NET ASSETS--100.0%                                     $13,688,449
                                                       ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,339,563 and gross depreciation of $116,944 for federal income tax purposes. At February 28, 1998, the aggregate cost of securities for federal income tax purposes was $12,000,804.

(b) Non-income producing.


                       See Notes to Financial Statements

Phoenix Core Equity Fund

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (Unaudited)


Assets
Investment securities at value
  (Identified cost $12,000,804)                              $13,223,423
Cash                                                               1,907
Receivables
 Fund shares sold                                                806,583
 Investment securities sold                                      231,046
 Receivable from adviser                                          39,672
 Interest and dividends                                           14,068
Prepaid expenses                                                  43,485
                                                             -----------
  Total assets                                                14,360,184
                                                             -----------
Liabilities
Payables
 Investment securities purchased                                 602,983
 Fund shares repurchased                                          18,638
 Transfer agent fee                                                6,703
 Financial agent fee                                               6,597
 Trustees' fee                                                     5,121
 Distribution fee                                                  4,418
Accrued expenses                                                  27,275
                                                             -----------
  Total liabilities                                              671,735
                                                             -----------
Net Assets                                                   $13,688,449
                                                             ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $12,537,749
Undistributed net investment loss                                (27,459)
Accumulated net realized loss                                    (44,460)
Net unrealized appreciation                                    1,222,619
                                                             -----------
Net Assets                                                   $13,688,449
                                                             ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $8,761,489)                779,560
Net asset value per share                                    $     11.24
Offering price per share 11.24/(1-4.75%)                     $     11.80
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,656,152)                326,194
Net asset value and offering price per share                 $     11.21
Class C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $1,156,727)                103,159
Net asset value and offering price per share                 $     11.21
Class M
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $114,081)                   10,146
Net asset value per share                                    $     11.24
Offering price per share $11.24/(1-3.50%)                    $     11.65


                            STATEMENT OF OPERATIONS
                       FROM INCEPTION SEPTEMBER 25, 1997
                              TO FEBRUARY 28, 1998
                                  (Unaudited)

Investment Income
Dividends                                                     $   47,425
Interest                                                          10,433
                                                              ----------
   Total investment income                                        57,858
                                                              ----------
Expenses
Investment advisory fee                                           27,995
Distribution fee--Class A                                          7,163
Distribution fee--Class B                                          6,322
Distribution fee--Class C                                          1,901
Distribution fee--Class M                                            226
Financial agent fee                                               36,992
Registration                                                      39,550
Transfer agent                                                    37,660
Printing                                                           9,827
Professional                                                       9,782
Trustees                                                           9,278
Custodian                                                          5,930
Miscellaneous                                                      3,537
                                                              ----------
   Total expenses                                                196,163
   Less expenses borne by investment adviser                    (143,221)
                                                              ----------
   Net expenses                                                   52,942
                                                              ----------
Net investment income                                              4,916
                                                              ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                                  (44,460)
Net change in unrealized appreciation (depreciation) on
  investments                                                  1,222,619
                                                              ----------
Net gain on investments                                        1,178,159
                                                              ----------
Net increase in net assets resulting from
  operations                                                  $1,183,075
                                                              ==========

                        See Notes to Financial Statements

Phoenix Core Equity Fund

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            From Inception
                                                                                         September 25, 1997 to
                                                                                           February 28, 1998
                                                                                              (Unaudited)
                                                                                        ----------------------
From Operations
 Net investment income                                                                       $     4,916
 Net realized loss                                                                               (44,460)
 Net change in unrealized appreciation (depreciation)                                          1,222,619
                                                                                             -----------
 Increase in net assets resulting from operations                                              1,183,075
                                                                                             -----------
From Distributions to Shareholders
 Net investment income--Class A                                                                  (25,288)
 Net investment income--Class B                                                                   (5,118)
 Net investment income--Class C                                                                   (1,736)
 Net investment income--Class M                                                                     (233)
                                                                                             -----------
 Decrease in net assets from distributions to shareholders                                       (32,375)
                                                                                             -----------
From Share Transactions
Class A
 Proceeds from sales of shares (831,055 shares)                                                8,448,791
 Net asset value of shares issued from reinvestment of distributions (2,335 shares)               23,837
 Cost of shares repurchased (53,830 shares)                                                     (559,140)
                                                                                             -----------
 Total                                                                                         7,913,488
                                                                                             -----------
Class B
 Proceeds from sales of shares (327,184 shares)                                                3,444,510
 Net asset value of shares issued from reinvestment of distributions (166 shares)                  1,697
 Cost of shares repurchased (1,156 shares)                                                       (20,613)
                                                                                             -----------
 Total                                                                                         3,425,594
                                                                                             -----------
Class C
 Proceeds from sales of shares (117,244 shares)                                                1,245,541
 Net asset value of shares issued from reinvestment of distributions (85 shares)                     865
 Cost of shares repurchased (14,170 shares)                                                     (149,227)
                                                                                             -----------
 Total                                                                                         1,097,179
                                                                                             -----------
Class M
 Proceeds from sales of shares (10,123 shares)                                                   101,255
 Net asset value of shares issued from reinvestment of distributions (23 shares)                     233
 Cost of shares repurchased (0 shares)                                                                --
                                                                                             -----------
 Total                                                                                           101,488
                                                                                             -----------
 Increase in net assets from share transactions                                               12,537,749
                                                                                             -----------
 Net increase in net assets                                                                   13,688,449
Net Assets
 Beginning of period                                                                                   0
                                                                                             -----------
 End of period (including undistributed net investment loss of ($27,459))                    $13,688,449
                                                                                             ===========


                       See Notes to Financial Statements

Phoenix Core Equity Fund

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                Class A                 Class B                Class C                  Class M
                                            --------------          --------------         --------------           --------------
                                            From Inception          From Inception         From Inception           From Inception
                                              9/25/97 to              9/25/97 to             9/25/97 to               9/25/97 to
                                                2/28/98                 2/28/98                2/28/98                  2/28/98
                                              (Unaudited)             (Unaudited)            (Unaudited)              (Unaudited)
                                            --------------          --------------         --------------             ------------
Net asset value, beginning of period           $10.00                  $10.00                 $10.00                   $10.00
Income from investment operations(1)
 Net investment income (loss)                    0.01(2)(3)             (0.02)(2)(3)           (0.02)(2)(3)              0.00(2)(3)
 Net realized and unrealized gain                1.27                    1.26                   1.26                     1.26
                                              -------                 -------                -------                  -------
  Total from investment operations               1.28                    1.24                   1.24                     1.26
                                              -------                 -------                -------                  -------
Less distributions
 Dividends from net investment income           (0.04)                  (0.03)                 (0.03)                   (0.02)
 Dividends from net realized gains                 --                      --                     --                       --
                                              -------                 -------                -------                  -------
  Total distributions                           (0.04)                  (0.03)                 (0.03)                   (0.02)
                                              -------                 -------                -------                  ------
Change in net asset value                        1.24                    1.21                   1.21                     1.24
                                              -------                 -------                -------                  -------
Net asset value, end of period                 $11.24                  $11.21                 $11.21                   $11.24
                                              =======                 =======                =======                  =======
Total return(4)                                 12.82%(5)               12.43%(5)              12.42%(5)                12.65%(5)
Ratios/supplemental data:
Net assets, end of period (thousands)          $8,761                  $3,656                 $1,157                     $114
Ratio to average net assets of:
 Operating expenses                              1.25%(6)                2.00%(6)               2.00%(6)                 1.50%(6)
 Net investment income (loss)                    0.32%(6)               (0.52%)(6)             (0.52%)(6)                0.10%(6)
Portfolio turnover                                 38%(5)                  38%(5)                 38%(5)                   38%(5)
Average commission rate paid(7)               $0.0500                 $0.0500                $0.0500                  $0.0500




(1) Distributions are made in accordance with the Prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(2) Computed using average shares outstanding.

(3) Includes reimbursement of operating expenses by investment adviser of $0.16, $0.16, $0.16 and $0.16, respectively.

(4) Maximum sales charges are not reflected in the total return calculation.

(5) Not annualized

(6) Annualized

(7) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                        INVESTMENTS AT FEBRUARY 28, 1998
                                  (Unaudited)

                                                 SHARES     VALUE
                                                 ------   ---------
COMMON STOCKS--91.9%
Aerospace/Defense--2.0%
  General Dynamics Corp. ...................      5,100   $442,425
  Gulfstream Aerospace Corp. (b) ...........        700     28,350
  Sundstrand Corp. .........................        400     24,200
  Thiokol Corp. ............................      1,000     95,625
                                                          --------
                                                           590,600
                                                          --------
Airlines--1.1%
  AMR Corp. (b) ............................      1,700    215,156
  Continental Airlines, Inc. Class B (b) ...        800     40,200
  Delta Air Lines, Inc. ....................        500     56,531
  US Airways Group, Inc. (b) ...............        300     18,994
                                                          --------
                                                           330,881
                                                          --------
Auto Parts & Equipment--0.3%
  ITT Industries, Inc. .....................      2,900     99,325
                                                          --------
Automobiles--3.9%
  Chrysler Corp. ...........................        700     27,256
  Ford Motor Co. ...........................     16,200    916,312
  General Motors Corp. .....................      3,100    213,706
                                                          --------
                                                         1,157,274
                                                          --------
Banks (Major Regional)--3.7%
  Banc One Corp. ...........................        550     31,075
  Bank of New York Co., Inc. ...............      1,300     76,131
  BankBoston Corp. .........................        400     39,875
  First Empire State Corp. .................        100     47,200
  First of America Bank Corp. ..............        600     46,613
  First Union Corp. ........................      1,900    100,106
  Fleet Financial Group, Inc. ..............      3,000    236,438
  Golden State Bancorp, Inc. (b) ...........      1,400     49,875
  NationsBank Corp. ........................      3,700    253,450
  State Street Corp. .......................      1,100     67,994
  UnionBanCal Corp. ........................      1,600    149,000
                                                          --------
                                                         1,097,757
                                                          --------
Banks (Money Center)--4.8%
  BankAmerica Corp. ........................      6,800    527,000
  Bankers Trust New York Corp. .............      2,400    283,800
  Chase Manhattan Corp. ....................      2,800    347,375
  Citicorp .................................      1,700    225,250
  Morgan (J.P.) & Co., Inc. ................        400     47,800
                                                          --------
                                                         1,431,225
                                                          --------
Beverages (Alcoholic)--0.2%
  Coors (Adolph) Co. Class B ...............      2,000     62,500
                                                          --------
Beverages (Non-Alcoholic)--0.6%
  Coca-Cola Co. ............................      1,600    109,900
  PepsiCo, Inc. ............................      2,000     73,125
                                                          --------
                                                           183,025
                                                          --------
Building Materials--0.4%
  Fleetwood Enterprises, Inc. ..............        700     32,812
  Martin Marietta Materials, Inc. ..........        700     26,644
  Masco Corp. ..............................      1,300     70,687
                                                          --------
                                                           130,143
                                                          --------

                                                 SHARES     VALUE
                                                 ------   ---------
Chemicals--2.9%
  Dow Chemical Co. .........................      7,200   $658,800
  Du Pont (E.I.) de Nemours & Co. ..........      1,300     79,706
  Lyondell Petrochemical Co. ...............      5,300    144,425
                                                          --------
                                                           882,931
                                                          --------
Chemicals (Specialty)--1.7%
  ARCO Chemical Co. ........................      4,600    217,637
  Dexter Corp. .............................      3,000    121,875
  International Specialty Products, Inc. (b)        700     11,156
  Lubrizol Corp. ...........................      2,300     88,694
  Witco Corp. ..............................      2,000     79,625
                                                          --------
                                                           518,987
                                                          --------
Computers (Hardware)--3.1%
  Compaq Computer Corp. ....................     10,000    320,625
  Dell Computer Corp. (b) ..................        600     83,925
  Hewlett Packard Co. ......................      4,200    281,400
  International Business Machines Corp. ....        600     62,663
  Sun Microsystems, Inc. (b) ...............      4,000    190,500
                                                          --------
                                                           939,113
                                                          --------
Computers (Networking)--0.2%
  Cisco Systems, Inc. (b) ..................        800     52,700
  Visual Networks, Inc. (b) ................      1,000     20,125
                                                          --------
                                                            72,825
                                                          --------
Computers (Peripherals)--0.1%
  Storage Technology Corp. (b) .............        600     40,950
                                                          --------
Computers (Software & Services)--3.9%
  Autodesk, Inc. ...........................      2,000     94,750
  Cadence Design Systems, Inc. (b) .........        700     24,456
  Computer Associates International, Inc. ..      1,400     65,975
  Comverse Technology, Inc. (b) ............        800     37,400
  DoubleClick, Inc. (b) ....................        300      9,581
  Microsoft Corp. (b) ......................      9,800    830,550
  Platinum Technology, Inc. (b) ............      1,100     27,913
  Sterling Software, Inc. (b) ..............        700     36,881
  Symantec Corp. (b) .......................      2,200     55,413
                                                          --------
                                                         1,182,919
                                                          --------
Conglomerates--0.5%
  Ogden Corp. ..............................      5,100    140,250
                                                          --------
Distributors (Food & Health)--0.1%
  Bergen Brunswig Corp. Class A ............        700     31,500
                                                          --------
Electric Companies--4.0%
  Consolidated Edison, Inc. ................      5,800    246,500
  Dominion Resources, Inc. .................      3,500    139,563
  Edison International .....................      1,800     49,725
  Enova Corp. ..............................      3,000     76,500
  FPL Group, Inc. ..........................      3,400    197,413
  GPU, Inc. ................................        600     24,113
  Minnesota Power & Light Co. ..............      7,900    319,456
  Public Service Company of New Mexico .....      1,000     23,313
  Rochester Gas & Electric Corp. ...........      3,200     99,800
  Southern Co. .............................      1,300     32,094
                                                          --------
                                                         1,208,477
                                                          --------

                       See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                                                 SHARES     VALUE
                                                 ------  ----------
Electrical Equipment--1.2%
   General Electric Co. ....................      4,500  $ 349,875
                                                         ---------
Electronics (Defense)--0.4%
   Raytheon Co. Class B ....................      1,900    111,744
                                                         ---------
Electronics (Instrumentation)--0.4%
   Linear Technology Corp. .................        700     53,025
   SCI Systems, Inc. (b) ...................      1,300     58,500
                                                         ---------
                                                           111,525
                                                         ---------
Electronics (Semiconductors)--1.4%
   Genesis Microchip, Inc. (b) .............     10,000    131,875
   Intel Corp. .............................      2,000    179,375
   PMC-Sierra, Inc. (b) ....................      1,000     36,000
   Texas Instruments, Inc. .................      1,100     63,663
                                                         ---------
                                                           410,913
                                                         ---------
Engineering & Construction--0.7%
   Vulcan Materials Co. ....................      2,100    211,312
                                                         ---------
Financial (Diversified)--3.6%
   American Express Co. ....................      2,800    252,175
   Concord EFS, Inc. (b) ...................      1,200     37,350
   FNMA ....................................      1,500     95,719
   Greenpoint Financial Corp. ..............        700     51,975
   Imperial Bancorp (b) ....................      2,300     75,900
   Morgan Stanley, Dean Witter, Discover
     and Co. ...............................      8,200    571,438
                                                         ---------
                                                         1,084,557
                                                         ---------
Foods--2.0%
   Campbell Soup Co. .......................      1,100     63,869
   Dean Foods Co. ..........................      1,200     66,000
   Interstate Bakeries Corp. ...............      1,200     40,200
   Kellogg Co. .............................        400     17,050
   Lance, Inc. .............................      2,700     62,775
   Quaker Oats Co. .........................      4,600    247,825
   Richfood Holdings, Inc. .................      3,200     91,000
                                                         ---------
                                                           588,719
                                                         ---------
Footwear--0.3%
   Payless ShoeSource, Inc. (b) ............      1,500    100,875
                                                         ---------
Health Care (Diversified)--2.2%
   American Home Products Corp. ............        400     37,500
   Bristol-Myers Squibb Co. ................      4,200    420,787
   Johnson & Johnson .......................        800     60,400
   Mylan Laboratories, Inc. ................      3,700     75,387
   Warner-Lambert Co. ......................        500     73,125
                                                         ---------
                                                           667,199
                                                         ---------
Health Care (Drugs-Major Pharmaceuticals)--4.1%
   Biogen, Inc. (b) ........................        500     22,062
   Dura Pharmaceuticals, Inc. (b) ..........        400     10,050
   ICN Pharmaceuticals, Inc. ...............        800     46,200
   Merck & Co., Inc. .......................      2,600    331,662
   Pfizer, Inc. ............................      5,700    504,450
   Schering-Plough Corp. ...................      4,100    311,856
                                                         ---------
                                                         1,226,280
                                                         ---------
Health Care (Long Term Care)--0.2%
   HEALTHSOUTH Corp. (b) ...................      2,500     67,500
                                                         ---------

                                                 SHARES     VALUE
                                                 ------  ----------
Health Care (Managed Care)--0.5%
   United Healthcare Corp. .................      1,000  $  60,687
   Wellpoint Health Networks (b) ...........      1,500     87,656
                                                         ---------
                                                           148,343
                                                         ---------
Health Care (Medical Products & Supplies)--0.6%
   Hillenbrand Industries, Inc. ............        500     28,094
   Patterson Dental Co. (b) ................      1,500     45,375
   Physician Sales & Service, Inc. (b) .....      1,800     37,575
   Stryker Corp. ...........................      1,800     73,687
                                                         ---------
                                                           184,731
                                                         ---------
Health Care (Specialized Services)--0.6%
   Province Healthcare Co. (b) .............      8,000    166,000
   Total Renal Care Holdings, Inc. (b) .....        800     25,750
                                                         ---------
                                                           191,750
                                                         ---------
Homebuilding--0.1%
   Centex Corp. ............................        500     36,531
                                                         ---------
Household Products (Non-Durables)--0.1%
   Procter & Gamble Co. ....................        500     42,469
                                                         ---------
Insurance (Multi-Line)--4.5%
   American International Group, Inc. ......        600     72,113
   Conseco, Inc. ...........................      2,000     93,875
   Equitable Companies, Inc. ...............      2,000    104,625
   Everest Reinsurance Holdings, Inc. ......      1,000     36,875
   Hartford Financial Services Group, Inc. .      1,300    127,725
   Lincoln National Corp. ..................      2,500    209,375
   Travelers Group, Inc. ...................     12,800    713,600
                                                         ---------
                                                         1,358,188
                                                         ---------
Insurance (Property-Casualty)--1.7%
   20th Century Industries .................        700     18,725
   Allstate Corp. ..........................      2,600    242,450
   General Re Corp. ........................      1,100    234,300
                                                          --------
                                                           495,475
                                                          --------
Insurance Brokers--0.2%
   Marsh & McLennan Companies, Inc. ........        600     52,013
                                                          --------
Investment Banking/Brokerage--0.7%
   Edwards (A.G.), Inc. ....................        600     25,238
   Merrill Lynch & Co., Inc. ...............      2,400    171,750
                                                          --------
                                                           196,988
                                                          --------
Iron & Steel--0.0%
   USX-U.S. Steel Group, Inc. ..............        200      7,025
                                                          --------
Leisure Time (Products)--0.2%
   Mattel, Inc. ............................      1,700     71,931
                                                          --------
Machinery (Diversified)--2.7%
   Case Corp. ..............................        400     26,025
   Caterpillar, Inc. .......................      5,700    311,362
   Deere & Co. .............................      3,700    207,662
   Ingersoll-Rand Co. ......................      5,600    266,700
   Timken Co. ..............................        200      6,450
                                                          --------
                                                           818,199
                                                          --------


                       See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                                                 SHARES     VALUE
                                                 ------  ----------
Manufacturing (Diversified)--5.1%
   Eaton Corp. .............................      3,000  $ 288,187
   Johnson Controls, Inc. ..................        300     16,669
   National Service Industries, Inc. .......      7,600    421,325
   Teleflex, Inc. ..........................        700     28,394
   Tredegar Industries, Inc. ...............        800     56,000
   Tyco International Ltd. .................      1,800     91,350
   United Technologies Corp. ...............      7,100    634,119
                                                         ---------
                                                         1,536,044
                                                         ---------
Manufacturing (Specialized)--0.1%
   Parker-Hannifin Corp. ...................        500     23,312
                                                         ---------
Natural Gas--0.6%
   UGI Corp. ...............................      2,500     71,563
   UtiliCorp United, Inc. ..................      2,800    100,800
                                                         ---------
                                                           172,363
                                                         ---------
Office Equipment & Supplies--0.4%
   Lexmark International Group, Inc. (b) ...        500     21,375
   Steelcase, Inc. (b) .....................      3,000    108,188
                                                         ---------
                                                           129,563
                                                         ---------
Oil (Domestic Integrated)--0.3%
   Atlantic Richfield Co. ..................      1,000     77,750
                                                         ---------
Oil (International Integrated)--2.3%
   Chevron Corp. ...........................      2,500    202,813
   Exxon Corp. .............................      4,300    274,663
   Mobil Corp. .............................      3,100    224,556
                                                         ---------
                                                           702,032
                                                         ---------
Oil & Gas (Drilling & Equipment)--3.0%
   BJ Services Co. (b) .....................      1,100     37,813
   Camco International, Inc. ...............      1,000     58,500
   Dresser Industries, Inc. ................      3,300    147,469
   ENSCO International, Inc. ...............        500     14,563
   Halliburton Co. .........................      1,700     79,050
   Schlumberger Ltd. .......................      5,800    437,175
   Smith International, Inc. (b) ...........        400     21,300
   Tidewater, Inc. .........................      2,500    111,250
                                                         ---------
                                                           907,120
                                                         ---------
Oil & Gas (Exploration & Production)--0.4%
   MDU Resources Group, Inc. ...............      1,200     37,125
   Peoples Energy Corp. ....................      2,400     86,700
                                                         ---------
                                                           123,825
                                                         ---------
Oil & Gas (Refining & Marketing)--0.3%
   Piedmont Natural Gas Co., Inc. ..........      1,000     31,000
   Sun Co., Inc. ...........................      1,800     71,888
                                                         ---------
                                                           102,888
                                                         ---------
Paper & Forest Products--0.1%
   Bowater, Inc. ...........................        700     34,650
                                                         ---------
Photography/Imaging--0.6%
   Xerox Corp. .............................      2,000    177,375
                                                         ---------

                                                 SHARES     VALUE
                                                 ------  ----------
Professional Services--0.5%
   FPA Medical Management, Inc. (b) ........      2,000   $ 46,250
   Kelly Services, Inc. Class A ............        600     21,375
   Valassis Communications, Inc. (b) .......      1,900     72,438
                                                         ---------
                                                           140,063
                                                         ---------
Publishing--0.1%
   United Video Satellite Group, Inc.
     Class A (b) ...........................        600     22,200
                                                         ---------
Publishing (Newspapers)--0.2%
   Gannett Co., Inc. .......................        700     45,194
                                                         ---------
REITS--1.0%
   Meditrust Companies .....................     10,000    307,500
                                                         ---------
Retail (Building Supplies)--0.6%
   Home Depot, Inc. ........................      2,600    165,912
                                                         ---------
Retail (Computers & Electronics)--0.2%
   Tandy Corp. .............................      1,000     44,500
                                                         ---------
Retail (Department Stores)--0.3%
   Federated Department Stores, Inc. (b) ...      2,100     98,437
                                                         ---------
Retail (General Merchandise)--1.5%
   CompUSA, Inc. (b) .......................      1,500     52,500
   Costco Companies, Inc. (b) ..............        600     29,325
   Dayton Hudson Corp. .....................      1,400    108,237
   Fingerhut Companies, Inc. ...............      2,800     69,475
   Office Depot, Inc. (b) ..................        900     24,750
   Ross Stores, Inc. .......................      2,700    106,312
   Tiffany & Co. ...........................        700     32,900
   U.S. Office Products Co. (b) ............      1,500     27,750
                                                         ---------
                                                           451,249
                                                         ---------
Retail (Specialty-Apparel)--0.2%
   TJX Companies, Inc. (The) ...............      1,600     61,800
                                                         ---------
Services (Advertising/Marketing)--0.2%
   Omnicom Group, Inc. .....................      1,000     45,750
                                                         ---------
Services (Commercial & Consumer)--2.0%
   Deluxe Corp. ............................      5,700    194,156
   Quanta Services, Inc. (b) ...............     20,000    238,750
   Viad Corp. ..............................      6,800    164,475
                                                         ---------
                                                           597,381
                                                         ---------
Telecommunications (Long Distance)--2.7%
   AT&T Corp. ..............................      8,700    529,612
   Telecom Corp. (b) .......................      4,700    180,362
   WorldCom, Inc. (b) ......................      2,400     91,650
                                                         ---------
                                                           801,624
                                                         ---------
Telecommunications Equipment--1.3%
   Lucent Technologies, Inc. ...............      2,600    281,775
   Tellabs, Inc. (b) .......................      2,000    120,750
                                                         ---------
                                                           402,525
                                                         ---------
Telephone--3.3%
   Ameritech Corp. .........................      4,200    175,087
   Bell Atlantic Corp. .....................      1,100     98,725
   BellSouth Corp. .........................      9,500    579,500
   GTE Corp. ...............................        800     43,300
   US West Communications Group ............      1,500     78,094
                                                         ---------
                                                           974,706
                                                         ---------

                       See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                                                 SHARES     VALUE
                                                 ------   ---------
Textiles (Apparel)--1.0%
   Jones Apparel Group, Inc. (b) ...........        800   $ 44,000
   Kellwood Co. ............................      1,200     38,925
   Liz Claiborne, Inc. .....................      2,800    140,000
   Nautica Enterprises, Inc. (b) ...........        800     23,050
   VF Corp. ................................      1,100     52,456
                                                          --------
                                                           298,431
                                                          --------
Tobacco--1.7%
   Philip Morris Companies, Inc. ...........      7,700    334,469
   Universal Corp. .........................      3,600    171,000
                                                          --------
                                                           505,469
                                                          --------
TOTAL COMMON STOCKS
   (Identified cost $25,324,332) ...........            27,584,487
                                                          --------
FOREIGN COMMON STOCKS-- 4.9%
Chemicals (Diversified)--1.3%
   Akzo Nobel NV Sponsored ADR
    (Netherlands) (b) ......................      4,000    406,000
                                                          --------
Computers (Software & Services)--0.1%
   Check Point Software Technologies Ltd.
    (Israel) (b) ...........................        400     15,425
                                                          --------
Foods--1.2%
   Unilever NV NY Registered Shares
    (Netherlands) ..........................      5,500    353,719
                                                          --------
Insurance (Multi-Line)--0.2%
   Mid Ocean Ltd. (Bermuda) ................        900     55,181
                                                          --------
Oil (Domestic Integrated)--0.1%
   YPF SA Sponsored ADR (Argentina) (b) ....        800     25,300
                                                          --------
Oil (International Integrated)--0.4%
   Royal Dutch Petroleum Co. NY Registered
    Shares (Netherlands) ...................      2,100    114,056
                                                          --------
Railroads--0.7%
   Canadian National Railway Co. (Canada) ..      3,400    211,225
                                                          --------
Telecommunications Equipment--0.2%
   Telefonaktiebolabet LM Ericsson
    Sponsored ADR (Sweden) .................      1,500     67,969
                                                          --------
Telephone--0.7%
   BCE, Inc. (Canada) ......................      6,500    231,156
                                                          --------
TOTAL FOREIGN COMMON STOCKS
   (Identified cost $1,295,377) ............             1,480,031
                                                          --------

                                                 SHARES     VALUE
                                                 ------   ---------
UNIT INVESTMENT TRUSTS--1.8%
   S&P 500 Depositary Receipts .............      5,100   $535,819
                                                          --------
TOTAL UNIT INVESTMENT TRUSTS
   (Identified cost $484,474) ..............               535,819
                                                          --------
TOTAL LONG-TERM INVESTMENTS--98.6%
   (Identified cost $27,104,183) ...........            29,600,337
                                                          --------


                                  STANDARD    PAR
                                  & POOR'S   VALUE
                                   RATING    (000)
                                 ---------  ------
SHORT-TERM OBLIGATIONS--2.9%
Commercial Paper--2.9%
  Koch Industries, Inc. 5.67%,
    3/2/98 .....................   A-1+      $870          869,863
                                                       -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $869,863).....................           869,863
                                                       -----------
TOTAL INVESTMENTS--101.5%
(Identified cost $27,974,046) ..................        30,470,200(a)
Cash and receivables,
  less liabilities--(1.5%) .....................          (440,185)
                                                       -----------
NET ASSETS--100.0%                                     $30,030,015
                                                       ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,709,745 and gross depreciation of $213,591 for federal income tax purposes. At February 28, 1998, the aggregate cost of securities for federal income tax purposes was $27,974,046.

(b) Non-income producing.

                       See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998
                                  (Unaudited)

Assets
Investment securities at value
  (Identified cost $27,974,046)                              $30,470,200
Cash                                                              28,641
Receivables
 Fund shares sold                                                722,123
 Dividends and interest                                           47,467
 Receivable from adviser                                          13,378
Prepaid expenses                                                  43,518
                                                             -----------
  Total assets                                                31,325,327
                                                             -----------
Liabilities
Payables
 Investment securities purchased                               1,144,921
 Fund shares repurchased                                          70,602
 Distribution fee                                                  9,878
 Transfer agent fee                                                8,220
 Financial agent fee                                               6,597
 Trustees' fee                                                     5,121
Accrued expenses                                                  49,973
                                                             -----------
  Total liabilities                                            1,295,312
                                                             -----------
Net Assets                                                   $30,030,015
                                                             ===========
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $27,176,880
Undistributed net investment loss                                 (9,750)
Accumulated net realized gain                                    366,731
Net unrealized appreciation                                    2,496,154
                                                             -----------
Net Assets                                                   $30,030,015
                                                             ===========
Class A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $18,483,582)             1,616,523
Net asset value per share                                    $     11.43
Offering price per share $11.43/(1-4.75%)                    $     12.00
Class B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $7,549,758)                661,818
Net asset value and offering price per share                 $     11.41
Class C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $3,448,702)                302,237
Net asset value and offering price per share                 $     11.41
Class M
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $547,973)                   47,947
Net asset value per share                                    $     11.43
Offering price per share $11.43/(1-3.50%)                    $     11.84


                            STATEMENT OF OPERATIONS
                       FROM INCEPTION SEPTEMBER 25, 1997
                              TO FEBRUARY 28, 1998
                                  (Unaudited)


Investment income
Dividends                                                     $  119,808
Interest                                                          16,471
                                                              ----------
   Total investment income                                       136,279
                                                              ----------
Expenses
Investment advisory fee                                           47,864
Distribution fee--Class A                                         11,626
Distribution fee--Class B                                         12,226
Distribution fee--Class C                                          4,079
Distribution fee--Class M                                            503
Financial agent fee                                               36,992
Registration                                                      50,200
Transfer agent                                                    38,702
Printing                                                          17,872
Custodian                                                         14,177
Professional                                                       9,783
Trustees                                                           9,278
Miscellaneous                                                      7,579
                                                              ----------
   Total expenses                                                260,881
   Less expenses borne by investment adviser                    (168,626)
                                                              ----------
   Net expenses                                                   92,255
                                                              ----------
Net investment income                                             44,024
                                                              ----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                  405,481
Net change in unrealized appreciation (depreciation)
  on investments                                               2,496,154
                                                              ----------
Net gain on investments                                        2,901,635
                                                              ----------
Net increase in net assets resulting from
  operations                                                  $2,945,659
                                                              ==========


                       See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                            From Inception
                                                                                         September 25, 1997 to
                                                                                           February 28, 1998
                                                                                              (Unaudited)
                                                                                        ----------------------
From Operations
 Net investment income                                                                       $    44,024
 Net realized gain                                                                               405,481
 Net change in unrealized appreciation (depreciation)                                          2,496,154
                                                                                             -----------
 Increase in net assets resulting from operations                                              2,945,659
                                                                                             -----------
From Distributions to Shareholders
 Net investment income--Class A                                                                  (42,177)
 Net investment income--Class B                                                                   (8,886)
 Net investment income--Class C                                                                   (2,045)
 Net investment income--Class M                                                                     (666)
 Net realized gains--Class A                                                                     (28,476)
 Net realized gains--Class B                                                                      (7,740)
 Net realized gains--Class C                                                                      (1,972)
 Net realized gains--Class M                                                                        (562)
                                                                                             -----------
 Decrease in net assets from distributions to shareholders                                       (92,524)
                                                                                             -----------
From Share Transactions
Class A
 Proceeds from sales of shares (1,676,653 shares)                                             17,187,479
 Net asset value of shares issued from reinvestment of distributions (6,828 shares)               69,034
 Cost of shares repurchased (66,958 shares)                                                     (697,239)
                                                                                             -----------
 Total                                                                                        16,559,274
                                                                                             -----------
Class B
 Proceeds from sales of shares (670,415 shares)                                                7,036,397
 Net asset value of shares issued from reinvestment of distributions (1,596 shares)               16,121
 Cost of shares repurchased (10,193 shares)                                                     (107,850)
                                                                                             -----------
 Total                                                                                         6,944,668
                                                                                             -----------
Class C
 Proceeds from sales of shares (304,063 shares)                                                3,200,392
 Net asset value of shares issued from reinvestment of distributions (382 shares)                  3,862
 Cost of shares repurchased (2,208 shares)                                                       (21,814)
                                                                                             -----------
 Total                                                                                         3,182,440
                                                                                             -----------
Class M
 Proceeds from sales of shares (47,826 shares)                                                   489,271
 Net asset value of shares issued from reinvestment of distributions (121 shares)                  1,227
 Cost of shares repurchased (0 shares)                                                                --
                                                                                             -----------
 Total                                                                                           490,498
                                                                                             -----------
 Increase in net assets from share transactions                                               27,176,880
                                                                                             -----------
 Net increase in net assets                                                                   30,030,015
Net Assets
 Beginning of period                                                                                   0
                                                                                             -----------
 End of period (including undistributed net investment loss of ($9,750))                     $30,030,015
                                                                                             ===========

                        See Notes to Financial Statements

Phoenix Growth and Income Fund

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)



                                             Class A          Class B          Class C         Class M
                                        ---------------- ---------------- ---------------- ---------------
                                         From Inception   From Inception   From Inception   From Inception
                                           9/25/97 to       9/25/97 to       9/25/97 to       9/25/97 to
                                             2/28/98          2/28/98          2/28/98         2/28/98
                                           (Unaudited)      (Unaudited)      (Unaudited)     (Unaudited)
                                        ---------------- ---------------- ---------------- ---------------
Net asset value, beginning of period        $10.00            $10.00           $10.00            $10.00
Income from investment operations(1)
 Net investment income                        0.04(2)           0.02(2)          0.02(2)           0.03(2)
 Net realized and unrealized gain             1.46              1.45             1.45              1.46
                                           -------          --------          -------           -------
  Total from investment operations            1.50              1.47             1.47              1.49
                                           -------          --------          -------           -------
Less distributions
 Dividends from net investment income        (0.04)            (0.03)           (0.03)            (0.03)
 Dividends from net realized gains           (0.03)            (0.03)           (0.03)            (0.03)
                                           -------          --------          -------           --------
  Total distributions                        (0.07)            (0.06)           (0.06)            (0.06)
                                           -------          --------          -------           --------
Change in net asset value                     1.43              1.41             1.41              1.43
                                           -------          --------          -------           --------
Net asset value, end of period              $11.43            $11.41           $11.41            $11.43
                                           =======          ========          =======           =======
Total return(3)                              15.06%(4)         14.74%(4)        14.72%(4)         14.97%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)      $18,484            $7,550           $3,449              $548
Ratio to average net assets of:
 Operating expenses                           1.25%(5)          2.00%(5)         2.00%(5)          1.50%(5)
 Net investment income                        0.88%(5)          0.12%(5)         0.19%(5)          0.68%(5)
Portfolio turnover                              43%(4)            43%(4)           43%(4)            43%(4)
Average commission rate paid(6)            $0.0326           $0.0326          $0.0326           $0.0326

(1) Distributions are made in accordance with the Prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(2) Includes reimbursement of operating expenses by investment adviser of $0.11, $0.11, $0.11 and $0.11, respectively.

(3) Maximum sales charges are not reflected in the total return calculation.

(4) Not annualized

(5) Annualized

(6) A fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     The Phoenix Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

     Phoenix Core Equity Fund seeks long-term capital appreciation by investing in a diversified portfolio of common stocks. Phoenix Growth and Income Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

     Each Fund offers Class A, Class B, Class C and Class M shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class M shares are sold with a front-end sales charge of up to 3.50%. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. Distributions to shareholders:

     Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. Forward currency contracts:

     Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited) (Continued)

denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. Expenses:

     Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

H. Repurchase agreements:

     A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Duff & Phelps Corporation, which is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is an indirect, majority-owned subsidiary of PHL. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:


                                                1st        $1-2       $2+
Fund                              Adviser   $1 Billion   Billion    Billion
-------------------------------- --------- ------------ --------- ----------
Core Equity Fund ...............   DPIM         0.75%      0.70%      0.65%
Growth and Income Fund .........   PIC          0.75%      0.70%      0.65%

     The Advisers have voluntarily agreed to reimburse or waive total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until August 31, 1998, to the extent that such expenses exceed the following percentages of average annual net assets:

   Class A      Class B     Class C      Class M
------------   ---------   ---------   ----------
   1.25%          2.00%       2.00%        1.50%

     Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions of $21,537 for Class A shares and $1,952 for Class M shares, and deferred sales charges of $1,316 for Class B shares and $1,607 for Class M shares for the period ended February 28, 1998. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and 0.50% for Class M shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the period ended February 28, 1998, $39,342 was earned by the Distributor, $4,240 was paid to unaffiliated participants, and $464 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Trust, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended February 28, 1998, transfer agent fees were $76,362 of which PEPCO retained $66 which is net of the fees paid to State Street.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 1998 (Unaudited) (Continued)

     At February 28, 1998, PHL and affiliates held Trust shares which aggregated the following:

                                                     Aggregate
                                                     Net Asset
                                         Shares        Value
                                       ---------   -------------
Core Equity Fund--Class A ..........    471,749     $5,302,462
Core Equity Fund--Class B ..........     10,029        112,430
Core Equity Fund--Class C ..........     10,028        112,419
Core Equity Fund--Class M ..........     10,023        112,653
Growth and Income Fund--Class A ....    473,115      5,407,701
Growth and Income Fund--Class B ....     10,056        114,744
Growth and Income Fund--Class C ....     10,054        114,721
Growth and Income Fund--Class M ....     10,058        114,967

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities during the period ended February 28, 1998 (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) aggregated the following:

                                     Purchases         Sales
                                  --------------   -------------
Core Equity Fund ..............    $14,867,136      $3,248,156
Growth and Income Fund ........     33,440,454       6,741,744

     There were no purchases or sales of long-term U.S. Government and agency securities during the period ended February 28, 1998.

4. CREDIT RISK

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. SUBSEQUENT EVENT

     Class M Shares are currently closed to new investors and subsequent investments by existing shareholders. Existing shareholders in Class M Shares may exchange their shares for Class M Shares of any other affiliated Phoenix Fund without paying any fees or sales charges provided the fund into which the exchange is made has existing Class M Shares investors at the time of the exchange.

     This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                           PHOENIX EQUITY SERIES FUND

                           PART C--OTHER INFORMATION

Item 24. Financial Statements and Exhibits


 (a) Financial Statements:

          Included in Part A of the Registration Statement:
            Financial Highlights
          Included in Part B of the Registration Statement:
            Financial Statements and Notes thereto
             Independent Auditors' Report



 (b) Exhibits:



   1.1     Declaration of Trust of the Registrant filed via EDGAR with Pre-Effective Amendment No. 1 on
           August 22, 1997 and incorporated herein by reference.
     2.    None.
     3.    None.
   4.1     Reference is hereby made to Article IV of Registrant's Declaration of Trust.
   5.1     Investment Advisory Agreement between Registrant and Duff & Phelps Investment Management Co., Inc.
           dated September 25, 1997 filed via EDGAR with Pre-Effective Amendment No. 3 on September 25, 1997 and incorporated herein by reference.
   5.2     Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated
           September 25, 1997 filed via EDGAR with Pre-Effective Amendment No. 3 on September 25, 1997 and incorporated herein by reference.
   6.1*    Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("Equity Planning")
           dated November 19, 1997 filed via EDGAR herewith.
   6.2*    Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers filed via EDGAR herewith.
   6.3*    Form of Supplement to Phoenix Family of Funds Sales Agreement filed via EDGAR herewith.
   6.4*    Form of Financial Institution Sales Contract for the Phoenix Family of Funds filed via EDGAR herewith.
     7.    None.
   8.1     Master Custodian Contract between Registrant and State Street Bank and Trust Company filed via EDGAR with Pre-Effective Amendment No. 3 on September 25, 1997 and incorporated herein by reference.
   9.1     Transfer Agency and Service Agreement between Registrant and Equity Planning Corporation filed via
           EDGAR with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.
   9.2*    Sub-Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated June
           1, 1994 field via EDGAR herewith.
   9.3*    Amended and Restated Financial Agent Agreement between Registrant and Phoenix Equity Planning
           Corporation dated November 19, 1997 filed herewith via EDGAR.
   9.4*    First Amendment to the Amended and Restated Financial Agent Agreement between Registrant and
           Phoenix Equity Planning Corporation effective as of February 27, 1998 filed herewith via EDGAR.
    10.    Opinion of Counsel as to legality of the shares filed via EDGAR with Pre-Effective Amendment No. 2 on
           September 23, 1997 and incorporated herein by reference.
   11.*    Consent of Independent Accountant filed via EDGAR herewith.
    12.    Not applicable.
    13.    Initial Capital Agreement filed via EDGAR with Pre-Effective Amendment No. 2 on September 23, 1997 and incorporated herein by reference.
    14.    None.
  15.1*    Amended and Restated Distribution Plan for Class A Shares filed via EDGAR herewith.
  15.2*    Amended and Restated Distribution Plan for Class B Shares filed via EDGAR herewith.

  15.3*      Amended and Restated Distribution Plan for Class C Shares filed via EDGAR herewith.
  15.4*      Amended and Restated Distribution Plan for Class M Shares filed via EDGAR herewith.
   16.*      Schedule for computation of performance information filed via EDGAR herewith.
   17.*      Financial Data Schedules reflected on EDGAR as exhibit 27 filed herewith.
   18.*      Amended and Restated Plan pursuant to Rule 18f-3 filed via EDGAR herewith.
  19.1       Powers of Attorney for Messrs. Conway, Curtiss, Dalzell-Payne, Morris, Oates and Roth filed via EDGAR with Pre-Effective Amendment No. 1 on August 22, 1997 and incorporated herein by reference.
  19.2       Powers of Attorney for Messrs. Keith, Reynolds, Segerson, Blinn, Chesek, Weicker, Jeffries and Pedersen
             filed via EDGAR with Pre-Effective Amendment No. 2 on September 23, 1997 and incorporated herein by reference.


-----------
*Filed Herewith.

Item 25. Persons Controlled by or Under Common Control With Registrant

     No person is controlled by, or under common control, with the Registrant.

Item 26. Number of Holders of Securities

     As of April 30, 1998, the number of record holders of each class of securities of the Registrant was as follows:




                                       Number of        Number of        Number of       Number of
                                        Class A          Class B          Class C         Class M
Title of Fund                       Record-holders   Record-holders   Record-holders   Record-holders
---------------------------------- ---------------- ---------------- ---------------- ---------------
  Phoenix Core Equity Fund                 300              183              25               6
  Phoenix Growth and Income Fund         1,741            1,012             264              31



Item 27. Indemnification

     Please see Article V of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. The Investment Advisory Agreements between the Registrant and its Advisers provide in relevant part that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreements on the part of the Adviser, the Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment advisers and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser


     See "Management of the Funds" in the Prospectus and "The Investment Advisers" in the Statement of Additional Information which is included in this Registration Statement. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Advisers, reference is made to the Advisers' current Form ADV (SEC File Nos. 801-14813
(DPIM) and 801-5995 (PIC)) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.


Item 29. Principal Distributor


 (a) Equity Planning also serves as the principal underwriter for the following other registrants:

     Phoenix Strategic Allocation Fund, Inc., Phoenix Series Fund, Phoenix Multi-Sector Fixed Income Fund, Inc., Phoenix Multi-Sector Short Term Bond Fund, Phoenix Multi-Portfolio Fund, Phoenix California Tax Exempt Bonds, Inc., Phoenix Income and Growth Fund, Phoenix Worldwide Opportunities Fund, Phoenix Strategic Equity Series Fund, Phoenix Investment Trust 97, Phoenix-Aberdeen Series Fund, Phoenix-Engemann Funds, Phoenix-Seneca Funds, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.

     (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:



Name and Principal           Positions and Offices             Positions and Offices
Business Address             with Distributor                  with Registrant
--------------------------   -------------------------------   -------------------------
Michael E. Haylon            Director                          Executive Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin         Director and President            Trustee and President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Leonard J. Saltiel           Managing Director,                Vice President
56 Prospect Street           Operations and Service
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer             Director,                         Vice President
100 Bright Meadow Blvd.      Senior Vice President,
P.O. Box 2200                Chief Financial Officer
Enfield, CT 06083-2200       and Treasurer

John F. Sharry               Executive Vice President          None
56 Prospect Street           Retail Distribution
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne             Vice President,                   Secretary
101 Munson Street            Mutual Fund
P.O. Box 810                 Customer Service
Greenfield, MA 01302-0810

Nancy G. Curtiss             Vice President and Treasurer,     Treasurer
56 Prospect Street           Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Thomas N. Steenburg          Vice President,                   Assistant Secretary
56 Prospect Street           Counsel and Secretary
P.O. Box 150480
Hartford, CT 06115-0480

William E. Keen, III         Assistant Vice President,         Vice President
100 Bright Meadow Blvd.      Mutual Fund Regulation
P.O. Box 2200
Enfield, CT 06083-2200

Jacqueline M. Porter         Assistant Vice President,         Assistant Treasurer
56 Prospect Street           Financial Reporting
P.O. Box 150480
Hartford, CT 06115-0480



     (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 101 Munson Street, P.O. Box 810, Greenfield, MA 01302-0810, or its investment advisers, Duff & Phelps Investment Management Co., Inc., 55 East Monroe Street, Suite 3600, Chicago, Illinois 60603 and Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut 06115, or the custodian, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.


Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Not applicable.


 (b) Filed herewitih.


 (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

 (d) Registrant undertakes to file a post-effective amendment to the Registration Statement in response to any rulings by the Commission or interpretive changes by the staff regarding the inclusion of prior investment performance of an adviser or portfolio manager in the Registration Statement of an open-end management investment company.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, and State of Connecticut on the 20th day of May, 1998.



                                        PHOENIX EQUITY SERIES FUND


ATTEST: /s/ Thomas N. Steenburg          By: /s/ Philip R. McLoughlin
      -------------------------------       -----------------------------------
        Thomas N. Steenburg                  Philip R. McLoughlin
        Assistant Secretary                  President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity indicated, on this 20th day of May, 1998.





Signature                        Title
------------------------------   -------------------------------
                                 Trustee
----------------------------
  Robert Chesek*
                                 Trustee
----------------------------
  E. Virgil Conway*
                                 Treasurer (Principal Financial
----------------------------     and Accounting Officer)
  Nancy G. Curtiss*
                                 Trustee
----------------------------
  Harry Dalzell-Payne*
                                 Trustee
----------------------------
  Francis E. Jeffries*
                                 Trustee
----------------------------
  Leroy Keith, Jr.*

/s/ Philip R. McLoughlin         President and Trustee
----------------------------     (Principal Executive Officer)
  Philip R. McLoughlin
                                 Trustee
----------------------------
  Everett L. Morris*
                                 Trustee
----------------------------
  James M. Oates*
                                 Trustee
----------------------------
  Calvin J. Pedersen**
                                 Trustee
----------------------------
  Herbert Roth, Jr.*
                                 Trustee
----------------------------
  Richard E. Segerson*

Signature                        Title
------------------------------   --------
                                 Trustee
----------------------------
  Lowell P. Weicker, Jr.*


By /s/ Philip R. McLoughlin
  --------------------------




* Philip R. McLoughlin pursuant to powers of attorney filed previously.


                                      S-2